              As filed with the Securities and Exchange Commission
                              on February 25, 1998

                        Securities Act File No. 33-15071
                    Investment Company Act File No. 811-5216

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No.        / /

                       Post-Effective Amendment No.17       /X/

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X /

                              Amendment No. 17              /X/

                        (Check appropriate box or boxes)


                                ELFUN GLOBAL FUND
               (Exact Name of Registrant as Specified in Charter)

                               3003 Summer Street
                           Stamford, Connecticut 06905

               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (203) 326-4040

                               Alan M. Lewis, Esq.
              Executive Vice President, General Counsel & Secretary
                   c/o General Electric Investment Corporation
                               3003 Summer Street
                           Stamford, Connecticut 06905
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)           ___
on (date) pursuant to paragraph (b)                         ___
60 days after filing pursuant to paragraph (a)(1)           _X_
on (date) pursuant to paragraph (a)(1) of Rule 485          ___
75 days after filing pursuant to paragraph (a)(2)           ___
on (date) pursuant to paragraph (a)(2) of Rule 485          ___

If appropriate, check the following box:

This post-effective amendment designates a new
effective date for a previously filed post-effective
amendment.                                                  ___

PROSPECTUS

April __, 1999


                                                                     -----------
                                                                     Elfun Funds
--------------------------------------------------------------------------------
EQUITY FUNDS
Elfun Trusts
Elfun Global Fund

--------------------------------------------------------------------------------
INCOME FUNDS
Elfun Income Fund
Elfun Tax-Exempt Income Fund

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND
Elfun Diversified Fund

--------------------------------------------------------------------------------
MONEY MARKET FUND
Elfun Money Market Fund


                                 [Elm Tree Logo]

--------------------------------------------------------------------------------
Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    --------------------------------------------
                                    Contents
--------------------------------------------------------------------------------
Elfun Funds
Prospectus

Equity Funds
Elfun Trusts
Elfun Global Fund

Income Funds
Elfun Income Fund
Elfun Tax-Exempt Income Fund

Asset Allocation Fund
Elfun Diversified Fund

Money Market Fund
Elfun Money Market Fund

Fund Expenses

More on Strategies and Risks
More on Risks
Other Risk Considerations
More on Investment Strategies

About the Investment Adviser
Investment Adviser and Servicing Agent
About the Funds' Portfolio Managers

How to Invest
How to Purchase Shares
How to Redeem Shares
How to Exchange Shares

Dividends, Capital Gains and Other Tax Information

Calculating Share Value

Appendix:  Financial Highlights

Additional information regarding the Funds is contained in the Statement of Additional Information dated ____, which is incorporated by reference into (legally forms a part of) this Prospectus.

General Electric Company is not a party to the trust agreements which created each Fund and does not sponsor the Funds.

----------------------------------------------
2    Elfun Funds                  Equity Funds
     Prospectus

--------------------------------------------------------------------------------

Who may want to invest in an Equity Fund?

The Elfun Equity Funds may be appropriate for your investment portfolio if you:

o    have a long-term investment goal
o are willing to accept higher short-term risk for potential long-term returns
o    want to diversify a portfolio composed mostly of fixed income investments

The Elfun Equity Funds may not be appropriate if you want:

o    to avoid potentially significant changes in share price
o    a short-term investment
o    regular income

Equity funds generally invest in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.

[Sidebar: An investment in an Elfun Equity Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in an Elfun Equity Fund is subject to investment risks, including possible loss of principle invested.]

                                                                      ----------
                                                                               3

--------------------------------------------------------------------------------
The following are important definitions that may be unfamiliar to an investor reading about the Elfun Equity Funds:

Cash and cash equivalents are highly liquid and highly rated instruments such as commercial paper and bank deposits.

Convertible securities may be debt or equity securities that pay interest or dividends and that may be converted on specified terms into the stock of the issuer.

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

High yield securities are debt securities of corporations, preferred stock and convertible preferred stock that are rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of speculative quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.

Illiquid Securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

Investment-grade securities are debt securities rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations. The Funds may invest in money market instruments through investments in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Investment Management, which charges no advisory fee for such services.

[Non-publicly Traded Securities are securities that are subject to contractual or legal restrictions on transfer, excluding, for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by a Fund's Board of Trustees.]

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

The above definitions should be read together with the fund summaries on the following pages to the extent applicable.

---------------------
4    Elfun Funds
     Prospectus
     Equity Funds

--------------------------------------------------------------------------------
Elfun Trusts

Investment Objective:

Seeks long-term growth of capital and future income rather than current income.

The Strategy

Elfun Trusts invests primarily in equity securities. The portfolio manager seeks to identify securities of issuers with characteristics such as:

o    financial strength
o    leadership in their respective industries
o    high quality management focuses on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. Under normal market conditions, a portion of the Fund's total assets may be held in cash and cash equivalents and/or invested in money market instruments, including repurchase agreements.

The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risk of investing in this Fund is stock market risk. To the extent that the portfolio manager invests in foreign securities and debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk. To the extent that the Fund invests in money market instruments, including repurchase agreements, it may not achieve its investment objective of long-term growth of capital and may be subject to repurchase agreement risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                               5

--------------------------------------------------------------------------------
Fund Performance

The bar chart and table below illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

Calendar Year Total Returns Chart
--------------------------------------------------------------------------------

Elfun Trusts
--------------------------------------------------------------------------------

During the periods presented in the bar chart, the Fund's highest return for a quarter was ___% for the quarter ended (date). The Fund's lowest return for a quarter was ____% for the quarter ended (date).

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). The table reflects the impact of the Fund's expenses. It assumes you sold your shares at the end of each period.

Average Annual Total Return Table
Average Annual Total Return                          As of December 31, 1998
--------------------------------------------------------------------------------
                                     1 Year          5 Years            10 Years
Elfun Trusts
S&P 500 Index

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

---------------------
6    Elfun Funds
     Prospectus
     Equity Funds

--------------------------------------------------------------------------------
Elfun Global
Fund


Investment Objective:

Seeks long-term growth of capital and future income.

The Strategy

The Elfun Global Fund invests primarily in equity securities companies located in developed and developing countries, including the United States. The portfolio manager focuses on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect its potential growth. Under normal circumstances, the Fund's assets are invested primarily in countries included in the Morgan Stanley Capital International World Index and in no fewer than three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:
o    low prices relative to their long-term cash earnings potential
o    potential for significant improvement in the company's business
o    financial strength
o    sufficient liquidity

The Fund also may invest to a lesser extent in [investment grade] debt securities and under normal circumstances, a portion of the Fund's total assets may be held in cash and cash equivalents, and money market instruments. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk[, style risk] and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk. [To the extent that the Fund invests in cash and cash equivalents and money market instruments, the Fund may not achieve its investment objective of long-term growth of capital.]

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                               7

--------------------------------------------------------------------------------
Fund Performance

The bar chart and table below illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

Calendar Year Total Returns Chart
--------------------------------------------------------------------------------

Elfun Global Fund
--------------------------------------------------------------------------------

During the periods presented in the bar chart, the Fund's highest return for a quarter was ___% for the quarter ended (date). The Fund's lowest return for a quarter was ____% for the quarter ended (date).

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index ("MSCIW Index"). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.

Average Annual Total Return Table
Average Annual Total Return                          As of December 31, 1998
--------------------------------------------------------------------------------
                                     1 Year          5 Years            10 Years
Elfun Global Fund
MSCIW Index

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------------------------------
8    Elfun Funds                         Income
     Prospectus                          Funds


--------------------------------------------------------------------------------

Who may want to invest in an Income Fund?

Elfun Income Funds may be appropriate for your investment portfolio if you:

o    seek regular income
o    seek lower volatility than equity funds over the long term
o    want to diversify a portfolio composed mostly of equity investments

The Elfun Tax-Exempt Income Fund may be appropriate for your investment portfolio if you :

o    are in a high tax bracket
o    want income that is exempt from federal income tax

Elfun Income Funds may not be appropriate if you want:

o    high potential capital appreciation

Income funds generally invest in debt securities. Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest. Income funds provide regular income and some provide federally tax-exempt income.

[Sidebar: An investment in an Elfun Income Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Income Funds is subject to risk, including possible loss of principal invested.]

The following are important definitions unfamiliar to an investor reading about the Elfun Income Funds:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

Cash and cash equivalents are highly liquid and highly rated instruments such as commercial paper and bank deposits.

Corporate bonds are debt securities issued by companies.

Derivative Securities (securities whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like CMOs, and structured securities.

Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made

                                                                      ----------
                                                                               9

--------------------------------------------------------------------------------

or services performed, (c) has at least 50% of its assets situated, or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:
o Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions or by foreign branches of U.S. corporations and financial institutions
o Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.
o    Securities denominated in currencies other than U.S. dollars

High yield securities are debt securities of corporations, preferred stock and convertible preferred stock that are rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of speculative quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.

Investment-grade securities are debt securities rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations. The Funds may invest in money market instruments through investments in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Investment Management, which charges no advisory fee for such services.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations ("CMOs") which are derivative securities that are fully collateralized by a portfolio of mortgages.

Municipal securities are debt obligations of local, state or regional governments. Municipal securities include both municipal bonds (securities with maturities of more than one year) and municipal notes (securities with maturities of less than one year). They may be a general obligation of the municipality that issued them or they may be secured by the revenues of a special project or facility. Income derived from investments in municipal securities is typically exempt from Federal income tax, however, capital gains are subject to Federal tax.

[Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.]

U.S. Government Securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government Securities are backed by the full faith and credit of the federal government. Other U.S Government Securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government Securities are considered highly creditworthy.

Derivative Securities (securities whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like CMOs, and structured securities.

Maturity - the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Weighted average maturity - the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

Duration - a mathematical calculation of the average life of a bond [or portfolio of bonds] that serves as a useful measure of its price risk. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.

The above definitions should be read together with the fund summaries on the following pages to the extent applicable.

---------------------
10   Elfun Funds
     Prospectus
     Income Funds


--------------------------------------------------------------------------------
Elfun Income
Fund

Investment Objective: Seeks a high level of income consistent with prudent investment management and the preservation of capital.

The Strategy

The Elfun Income Fund invests primarily in investment grade securities, including mortgage-backed securities, corporate bonds, U.S. Government Securities and money market instruments. The Fund is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers seek to identify debt securities with characteristics such as:
o    attractive yields and prices
o    the potential for capital appreciation
o    reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities and foreign debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

[The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.]

The Risks

The principal risks of investing in this Fund are interest rate risk, credit risk, prepayment risk and below investment-grade securities risk. To the extent that the portfolio managers invest in foreign securities, the Fund would be subject to foreign exposure risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                              11


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table below illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

Calendar Year Total Returns Chart
--------------------------------------------------------------------------------

Elfun Income Fund
--------------------------------------------------------------------------------

During the periods presented in the bar chart, the Fund's highest return for a quarter was ___% for the quarter ended (date). The Fund's lowest return for a quarter was ____% for the quarter ended (date).

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index ("LB Aggregate Bond Index"). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.

Average Annual Total Return Table
Average Annual Total Return                          As of December 31, 1998
--------------------------------------------------------------------------------
                                     1 Year          5 Years            10 Years
Elfun Income Fund
LB Aggregate Bond Index

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

---------------------
12   Elfun Funds
     Prospectus
     Income Funds

--------------------------------------------------------------------------------
Elfun Tax-exempt
Income Fund

Investment  Objective:

Seeks as high a level of current interest income exempt from Federal income taxation as is available from concentration of investment in municipal bonds consistent with prudent investment management and the preservation of capital.

The Strategy

The Elfun Tax-Exempt Income Fund invests primarily in municipal securities. The portfolio manager manages the Fund so that at least 80% of the Fund's net assets is invested in municipal securities, the income from which is typically exempt from federal personal income tax and the federal alternative minimum tax. A majority of the Fund's total assets will be invested in investment-grade securities.

The portfolio manager seeks to identify debt securities with characteristics such as:
o    attractive yields and prices
o    the potential for income generation
o    the potential for capital appreciation
o    reasonable credit quality

The Fund also may invest to a lesser extent in non-publicly traded securities, high yield securities, tax-free or taxable money market instruments and may hold cash. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are municipal securities risk, interest rate risk and credit risk. To the extent that the Fund invests in non-publicly traded securities and high yield securities, it also faces restricted securities risk and below investment-grade debt securities risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the investment strategies and risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

[Sidebar]
Tax-Exempt Investing

Tax-exempt investing usually benefits investors in higher tax bracket. The Elfun Tax-Exempt Income Fund's income may be subject to state and local taxes.

                                                                      ----------
                                                                              13


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table below illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

Calendar Year Total Returns Chart
--------------------------------------------------------------------------------

Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------

During the periods presented in the bar chart, the Fund's highest return for a quarter was ___% for the quarter ended (date). The Fund's lowest return for a quarter was ____% for the quarter ended (date).

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Municipal Bond Index ("LB Muni Bond Index"). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.

Average Annual Total Return Table
Average Annual Total Return                             As of December 31, 1998
--------------------------------------------------------------------------------
                                     1 Year          5 Years            10 Years
Elfun Tax-Exempt Income Fund
LB Muni Bond Index

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------------------------------
14   Elfun Funds               Asset Allocation
     Prospectus                Funds

--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN AN ASSET ALLOCATION FUND?

An Asset Allocation Fund may be appropriate for your investment portfolio if you:

o    seek both capital appreciation and current income
o    want a single diversified investment

Asset allocation funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same level of diversification by buying individual Elfun Equity or Income Funds, the Elfun Diversified Fund presents a diversification alternative within one fund.

[Sidebar: An investment in the Elfun Diversified Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Elfun Diversified Fund is subject to investment risks, including possible loss of principle invested.]

                                                                      ----------
                                                                              15


--------------------------------------------------------------------------------

The following are important definitions that may be unfamiliar to an investor reading about the Elfun Diversified Fund:

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

Equity securities may include common stocks, preferred stocks, Depositary Receipts, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Depositary receipts represent an interest in an account at a bank or trust company which holds equity securities. These may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations.

Derivative Securities (securities whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like CMOs, and structured securities.

Illiquid Securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

The above definitions should be read together with fund summary on the following page.

------------------------
16   Elfun Funds
     Prospectus
     Asset Allocation
     Funds

--------------------------------------------------------------------------------
Elfun Diversified
Fund

Investment Objective:

Seeks the highest total return consistent with prudent investment management and the preservation of capital.

The Strategy

The Elfun Diversified Fund invests primarily in equity securities and debt securities. The portfolio managers follow an asset allocation process established by GE Investment Corporation's Asset Allocation Committee to diversify holdings across asset classes. It is likely that the Fund will maintain a weighting in U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:
o    strong earnings growth
o    attractive prices
o    a presence in successful industries
o    high quality management

In determining whether to invest in a particular debt security, the portfolio managers consider such factors as:
o    attractive yields, coupons and prices
o    favorable cash flow
o    reasonable credit quality

[The Fund also may invest to a lesser extent in foreign securities and illiquid securities.] The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk, interest rate risk, credit risk and prepayment risk. [To the extent that the Fund invests in foreign securities and illiquid securities, the Fund would be subject to foreign exposure risk and illiquid securities risk.] Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                              17


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table below illustrate the short-term variability in the Fund's performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was ___% for the quarter ended (date). The Fund's lowest return for a quarter was ____% for the quarter ended (date).

Calendar Year Total Returns Chart
--------------------------------------------------------------------------------

Elfun Diversified Fund
--------------------------------------------------------------------------------

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index and the return of the LB Aggregate Bond Index. The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.

Average Annual Total Return Chart

Average Annual Return                                As of December 31, 1998
--------------------------------------------------------------------------------
                                     1 Year          5 Years            10 Years
Elfun Diversified Fund
S&P 500 Index
LB Aggregate Bond Index


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


[Sidebar]
All mutual Funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------------------------------
18   Elfun Funds                    Money Market
     Prospectus                     Funds

--------------------------------------------------------------------------------

Who may want to invest in a Money Market Fund?

The Elfun Money Market Fund may be appropriate for your portfolio if you: o want regular income
o    are investing for a short-term goal
o    want an investment that seeks to maintain a stable share price

The Elfun Money Market Fund may not be appropriate if you:
o    want a long-term investment
o    seek capital appreciation

Money Market Funds invest in short-term, high quality debt securities. They seek to provide stability of principal and regular income. The income provided by a money market Fund varies with interest rate movements.

                                                                   -------------
                                                                              19


--------------------------------------------------------------------------------

The following are important definitions that may be unfamiliar to an investor reading about the Elfun Money Market Fund:

Bank Deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Certificates of Deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Eurodollar Deposits are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Foreign debt securities are issued by foreign corporations and governments. They may include the following:
o Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions
o Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.
o    Securities denominated in currencies other than U.S. dollars

Repurchase Agreements (repos) are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date - usually the next day.

U.S. Government Securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government Securities are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government Securities are considered highly creditworthy.

[Variable Rate Securities carry interest rates that may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.]

The above definitions should be read together with the fund summary on the following pages.

----------------------
20   Elfun Funds
     Prospectus
     Money Market
     Funds


--------------------------------------------------------------------------------

Elfun Money
Market Fund

Investment Objective:

Seeks a high level of current income consistent with prudent investment management and the preservation of capital.

The Strategy

The Elfun Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund's investments may include U.S. government securities, repurchase agreements, commercial paper, variable rate securities, foreign debt securities and bank deposits of domestic and foreign banks. The portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the average maturity to 90 days.

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. The Fund may invest more than 25% of its total assets in the banking industry. Changes in banking regulations or the economy can have a significant negative impact on the banking industry.

All of the Fund's assets are rated in the two highest short-term rating categories (or their unrated equivalents), and 95% of its assets are rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization. Additional information about the money market securities in which the Fund may invest, including rating categories, is contained in the statement of additional information.

The Risks

The principal risks of investing in this Fund are interest rate risk, credit risk, repurchase agreement risk and foreign exposure risk.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.


If you would like additional information regarding the investment strategies and risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                              21


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table below illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

Calendar Year Total Returns Chart
--------------------------------------------------------------------------------

Elfun Money Market Fund
--------------------------------------------------------------------------------

During the periods presented in the bar chart, the Fund's highest return for a quarter was ___% for the quarter ended (date). The Fund's lowest return for a quarter was ____% for the quarter ended (date).

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the90 Day Treasury Bill Rate ("90 Day T-Bill"). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period. The Fund's seven day yield was __% and the seven day effective yield was __% as of _______.

Average Annual Total Return Table
Average Annual Total Return                            As of December 31, 1998
--------------------------------------------------------------------------------
                                     1 Year       5 Years       Since Inception*
Elfun Money Market Fund
90 Day T-Bill

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

*Inception date (commencement of investment operations): June 14, 1990

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------------------------------
22   Elfun Funds                  Fund Expenses
     Prospectus

--------------------------------------------------------------------------------

This summary shows what it will cost you directly or indirectly to invest in a Fund. Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. Shareholder fees, if any, are paid directly from your account and are not reflected in the share price. The figures below show actual expenses during the fiscal year ended December 31, 1998 and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses
(as a percentage of average net assets)



                                                 Elfun      Elfun
                                        Elfun    Income   Tax-Exempt     Elfun        Elfun
                              Elfun     Global   Fund      Income      Diversified    Money
                              Trusts    Fund     Fund       Fund          Fund        Market
---------------------------------------------------------------------------------------------
Management fees:*
Other expenses:**
Total Operating Expenses:

* The nature of the services provided to, and the management fees paid by, each Fund are described under "About the Investment Adviser."

**"Other expenses" includes fees for unitholder services, custodial fees, legal and accounting fees, printing costs and registration fees, the costs of regulatory compliance, the costs associated with maintaining a Fund's legal existence and the costs involved in communicating with unitholders of the Funds.

                                                                      ----------
                                                                              23

--------------------------------------------------------------------------------
The Impact of Fund Expenses

Examples +
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same. The examples also assume that you either redeemed all of your shares at the end of each period shown or you did not redeem your shares. The examples should not be considered to be a representation of past or future expenses of a Fund. Actual expenses may be greater or less than those shown.

                                                     You would pay the following           You would pay the following
                                                 expenses on a $10,000 investment,            expenses on a $10,000
                                                        assuming redemption:            investment assuming no redemption:
                                                  1 Year   3 Years 5 Years 10 Years**   1 Year   3 Years 5 Years 10 Years**
                                                 ------------------------------------  ------------------------------------
Elfun Trusts:

Elfun Global Fund:

Elfun Income Fund:

Elfun Tax-Exempt Income Fund:

Elfun Diversified Fund:

Elfun Money Market Fund:

---------------------------------------
24  Elfun Funds         More on
    Propectus           Strategies
                        and Risks
--------------------------------------------------------------------------------
More On Risks

Like all mutual funds, investing in the Elfun Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Equity Funds, Income Funds and Asset Allocation Funds will rise and fall. Although the Elfun Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments along different asset classes - such as stocks, bonds and cash - and within an asset class - such as small-cap and large-cap stocks - can help you manage risk and achieve the results you need to comfortably reach your financial goals.

For more information about the risks associated with the Funds, please see the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus.

Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund's net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment.

Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect credit quality and therefore the ability to honor financial obligations. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

                                                                      ----------
                                                                              25

--------------------------------------------------------------------------------

Derivative Securities Risk: Derivative securities (securities whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps and structured securities. Derivative securities may be used as a direct investment or as a hedge for a Fund's portfolio or a portion of a portfolio. Hedging involves using a security to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a Fund's exposure to a particular investment strategy. If the portfolio manager's judgment of market conditions proves incorrect or the strategy does not correlate well with a Fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised.

Emerging Markets Risk: Emerging markets securities bear all foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle. Less information may be available about foreign entities. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

o Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including Depositary Receipts, also are subject to currency risk based on their related investments.

o Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund's foreign investments.

o Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

---------------------------------------
26  Elfun Funds         More on
    Propectus           Strategies
                        and Risks
--------------------------------------------------------------------------------

Illiquid Securities Risk: Illiquid securities may be difficult to resell in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or forego other investment opportunities, all of which may have an impact on the Fund.

Interest Rate Risk: Bond prices rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Municipal Securities Risk: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal securities typically is exempt from Federal income tax, however capital gains are subject to Federal tax. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Repurchase [and Reverse Repurchase] Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities may be subject to legal restraints and, therefore, are less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: A Fund's share price will move up and down in reaction to stock market movements. Stock prices change daily in response to company activity and general economic and market conditions. A Fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of equity securities may decline. Also, equity securities are subject to the risk that a particular issuer's securities may decline in value, even during periods when equity securities in general are rising. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign exposure risks.

                                                                      ----------
                                                                              27

--------------------------------------------------------------------------------
Other Risk Considerations:

EURO Conversion: On January 1, 1999, eleven of the fifteen member countries of the European Economic and Monetary Union (Participating Countries) established fixed conversion rates between their existing sovereign currencies and the EURO, a new common currency in Europe. The introduction of the EURO may result in uncertainties for securities of European companies, European markets and the operation of the Funds. The redenomination of certain European debt and equity securities over a period of time may result in differences in various accounting, tax and/or legal treatments that would not otherwise occur. Market disruptions may occur that could adversely affect the value of European securities and currencies held by the Funds. Other risks relate to the ability of financial institution systems to process EURO transactions.

GE Investment Corporation has addressed EURO conversion issues in a broad range of areas, including internal business applications, trading systems and accounting systems. In addition, GE Investment Corporation has worked closely with the Funds' major service providers to address the issue. It is possible, however, that the markets for securities in which certain Funds invest may be adversely affected by the conversion to the EURO. Furthermore, individual issuers may suffer increased costs and decreased earnings due to the long-term impact of EURO conversion.

Year 2000

Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Investment Managers and external service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." GE Investment Corporation is engaged in a multi-year effort to address the Year 2000 Problem in a broad range of areas, including internal business applications, process-enabling systems and facilities. In addition, efforts are underway to track each of the Funds' major service providers to see what they have completed, or have been undertaken to address the Year 2000 Problem. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Furthermore, it is possible that the markets for securities in which the Funds invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Problem than major U.S. entities, which could have a greater impact on certain Elfun Funds' investments that are more sensitive to these risks.

MORE ON INVESTMENT STRATEGIES

A Fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Funds' Board of Trustees. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed in the Funds' SAI.

Holding Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund may from time to time take temporary defensive positions when the portfolio manager

---------------------------------------
28  Elfun Funds Propectus
    More on Strategies
    and Risks
--------------------------------------------------------------------------------

believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which a Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. The Funds, other than the Money Market Fund, may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund ("Investment Fund"). The Investment Fund is advised by GE Investment Management, which charges no advisory fee to the Fund.

To the extent that a Fund, other than the Elfun Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities and selling securities short. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments. There is no guarantee that these techniques will work.

The following tables summarize each Fund's investment policies and limitations. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated policy.

                                                        Non-Publicly   Structured    Purchasing      Purchasing
                                          Reverse       Traded and     and           and Writing     and Writing
                              Repurchase  Repurchase    Illiquid       Indexed       Securities      Securities
                              Agreements  Agreements    Securities     Securities    Options         Index Options
                              ----------  ----------    ----------     ----------    -------         -------------
Elfun Trusts                    Yes           No             Yes           No           Yes            Yes

Elfun Global Fund               Yes           No             Yes           No           Yes            Yes

Elfun Income Fund               Yes           No             Yes           Yes          Yes            Yes

Elfun Tax-Exempt Income Fund    Yes           Yes            Yes           No           Yes            Yes

Elfun Diversified Fund          Yes           No             Yes           Yes          Yes            Yes

Elfun Money Market Fund         Yes           Yes            No            No           No             No

                                                                      ----------
                                                                              29

--------------------------------------------------------------------------------


                                                                                       Maximum             Maximum       When-Issued
                   Futures                                                             Investment in       Investment    and
                   and           Forward         Options on       Maximum              Below-Investment    in            Delayed
                   Options on    Currency        Foreign          Investment in        Grade Debt          Foreign       Delivery
                   Futures       Transactions    Currencies       Debt Securities      Securities          Securities    Securities
                   ---------     ------------    ----------       ---------------      ----------------    ----------    ----------
Elfun Trusts          Yes            No              No                                   5%                              Yes

Elfun Global Fund     Yes            Yes             Yes             35%                  5%                  100%        Yes

Elfun Income Fund     Yes            Yes             Yes             100% (maximum        10% BB or B by      35%*        Yes
                                                                     of 25% BBB by        S&P or Ba or B
                                                                     S&P, Baa by          by Moody's or
                                                                     Moody's or           equivalent
                                                                     equivalent)

Elfun Tax-Exempt      Yes            No              No              100% (maximum        5% in debt          None        Yes
Income Fund                                                          of 10% in BBB        downgraded
                                                                     by S&P or Baa        below
                                                                     by Moody's or        investment
                                                                     equivalent)          grade
                                                                                          subsequent to
                                                                                          purchase

Elfun Diversified     Yes            Yes             Yes             100% (maximum        10% BB or B by      30%*        Yes
Fund                                                                 of 25% BBB by        S&P or B by
                                                                     S&P, Baa by          Moody's or
                                                                     Moody's or           equivalent
                                                                     equivalent)

Elfun Money Market    No             No              No              100%                 None                25%*        Yes
Fund


* This limitation excludes ADRs and U.S. Listed Securities and Nasdaq Traded Securities.

---------------------------------------
30  Elfun Funds Propectus
    More on Strategies
    and Risks
--------------------------------------------------------------------------------

                                             Debt                                                  Floating     Participation
                                             Obligations                    Securities             and          Interests
                    Lending     Rule         of                             of Other               Variable     in
                    Portfolio   144A         Supranational   Depositary     Investment  Municipal  Rate         Municipal
                    Securities  Securities   Agencies        Receipts       Funds       Leases     Instruments  Obligations
                    ----------  ----------   --------        --------       -----       ------     -----------  -----------
Elfun Trusts          Yes         Yes           No             Yes            Yes         No         No          No

Elfun Global Fund     Yes         Yes           No             Yes            Yes         No         No*         No

Elfun Income Fund     Yes         Yes           Yes            Yes            Yes         No         Yes         No

Elfun Tax-Exempt      Yes         Yes           Yes            No             Yes         Yes        Yes         Yes
Income Fund

Elfun Diversified     Yes         Yes           Yes            Yes            Yes         Yes        Yes         Yes
Fund

Elfun Money Market    Yes         Yes           Yes            No             No          No         Yes         No
Fund


* Excludes commercial paper and notes with variable and floating rates of interest.

                                                                      ----------
                                                                              31

--------------------------------------------------------------------------------

                                                                                       Asset
                                              Custodial     Mortgage     Government    Backed
                                              Receipts      Related      Stripped      Securities                       Short
                    Zero         Municipal    on            Securities,  Mortgage      and                 Mortgage     Sales
                    Coupon       Obligation   Municipal     including    Related       Receivable-Backed   Dollar       Against
                    Obligations  Components   Obligations   CMOs         Securities    Securities          Rolls        the Box
                    -----------  ----------   -----------   ----         ----------    ----------          -----        -------
Elfun Trusts          No           No           No           No                            No               No            No

Elfun Global Fund     No           No           No           No         No                 No               No            Yes

Elfun Income Fund     Yes          No           No           Yes        Yes                Yes              Yes           No

Elfun Tax-Exempt      Yes          Yes          Yes          No         No                 No               No            Yes
Income Fund

Elfun Diversified     Yes          Yes          Yes          Yes        Yes                Yes              Yes           No
Fund

Elfun Money Market    No           No           No           No         No                 No               No            No
Fund


---------------------------------------
32  Elfun Funds         About the
    Propectus           Investment
                        Adviser
--------------------------------------------------------------------------------
Investment Adviser and Servicing Agent

General Electric Investment Corporation (GEIC), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and servicing agent of each Fund. As Servicing Agent, GEIC is responsible for processing redemption requests, providing services which assist the Funds' transfer agent and responding to unitholder inquiries. GEIC is reimbursed for the reasonable costs incurred in providing its services as Servicing Agent. GEIC is a wholly-owned subsidiary of GE and a registered investment adviser. GEIC's principal officers, directors and portfolio managers hold similar positions with General Electric Investment Management (GEIM), a wholly-owned subsidiary of GE. As of [ ], 1999, GEIC and GEIM manage roughly $[ ] billion in assets, including $[ ] billion in mutual funds.

Each Fund pays GEIC up to the following maximum annual fee for investment management services:


Elfun Trusts
Elfun Global Fund
Elfun Income Fund
Elfun Tax-Exempt Income Fund
Elfun Diversified Fund
Elfun Money Market Fund

                                                                      ----------
                                                                              33

--------------------------------------------------------------------------------
About The Funds' Portfolio Managers

David B. Carlson is Senior Vice President of GEIC. He is portfolio manager of Elfun Trusts and is also responsible for the management of the domestic equity related investments of the portfolio of the Elfun Diversified Fund. He has served Elfun Trusts as a Portfolio Manager since 1988 and has served the Elfun Diversified Fund as a Portfolio manager since 1992. He has more than 16 years of investment experience and has held positions with GEIC, or its affiliates since 1982.

Robert R. Kaelin is a Senior Vice President of GE Investments and is the Portfolio Manager of the Elfun Tax-Exempt Income Fund. He has served as a Portfolio Manager for the Fund since 1984 and has over 29 years of investment experience. Mr. Kaelin has held positions with GEIC since 1984.

Ralph R. Layman is Director and Executive Vice President of GEIC. Mr. Layman is a Co-Portfolio Manager of the Elfun Global Fund and has served the Fund in a portfolio management capacity since 1991. He is also responsible for the management of the international equity related investments of the Elfun Diversified Fund and has served in that capacity since March 1997. He has more than 20 years of investment experience and has held positions with GEIC since 1991.

Robert A. MacDougall is Director and Executive Vice President of GEIC. He leads a team of portfolio managers for the Elfun Income Fund and is also responsible for the management of fixed income related investments of the portfolio of the Elfun Diversified Fund. Mr. MacDougall has served the Elfun Income Fund since 1986 and the Elfun Diversified Fund since its inception in 1987. He has more than 15 years of investment experience and has held positions with GEIC since 1986.

Michael J. Solecki is Vice President of GEIC and Co-Portfolio Manager of the Elfun Global Fund and has served in that capacity since March 1997. He has more than eight years of investment experience and has held positions with GEIC since 1990.

---------------------------------------
34  Elfun Funds         How to Invest
    Propectus

--------------------------------------------------------------------------------

How to Purchase Shares

Purchase of Units in General

Units of any of the six Elfun Funds ("Units") to which this Prospectus pertains may be purchased by:

1.   Regular and senior members of the Elfun Society,

2.   The immediate family of those members,

3.   Trusts whose sole beneficiaries are such members,

4.   The surviving unremarried spouse of a deceased member,

5.   Members of the Board of Directors of General Electric Company ("GE"),

6.   GE and its subsidiaries and

7. Such others as the trustees of the Funds may permit provided that their participation does not affect the Funds' status as "employees' securities companies" within the meaning of section 2(a)(13) of the Investment Company Act of 1940, as amended (the "1940 Act").

Regular members of the Elfun Society are selected from active employees of GE and/or its majority owned subsidiaries. Senior members are former members who have retired from those companies. Immediate family is defined as spouse, children or step-children.

Units of the Funds are sold at the net asset value per Unit next determined after receipt and acceptance of the unitholder's check or funds. Purchase orders for Units of a Fund will be accepted by the Fund only on a day on which the Fund's net asset value is calculated. The Fund may in its discretion reject any order for the purchase of Units of a Fund. With respect to all purchases, dividends begin to accrue on the next business day following the receipt of the unitholder's check or funds.

[The Funds no longer issue physical certificates representing Units in any Fund. Ownership of Units is evidenced by Statements of Account representing Units issued in book-entry form.]

The Elfun Funds offer several ways to purchase shares. You may open an account and make an investment by mail and make subsequent investments by bank wire, payroll deduction or electronic funds transfer, as described below.

If a unitholder has questions about purchases or redemptions of Units, please write to:

                  Elfun Mutual Funds
                  3003 Summer Street
                  P.O. Box 120065
                  Stamford, CT  06912-0074

Or telephone any of the following numbers:

                  800-242-0134 (toll-free)
                  203-326-4040 or
                  8*224-4040 (Dial Comm)

                                                                      ----------
                                                                              35

--------------------------------------------------------------------------------


                                                Minimum Investments

Initial Investment                                     $500
Subsequent Investments                                 $100

Subsequent minimums are reduced to $25 for Automatic Investment and Payroll Savings Plans. [Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days' notice.]

Investing By Mail

o    Read this prospectus.
o If opening a new account, complete and sign the attached application. You may obtain an application by calling the Funds' Distributor at the number listed on the back cover.
o Send a check drawn on a U.S. bank in U.S. dollars payable to the applicable Fund. Third-party checks or endorsed checks are not accepted by the Funds for payment of Units of the Fund.
o    If adding to an existing account, include your account number on the check.
o If the check used for the purchase does not clear, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred.

Mail to:
                  Elfun Mutual Funds
                  P.O. Box 419631
                  Kansas City, MO  64141-6631

Overnight delivery:

                  Elfun Mutual Funds
                  c/o National Financial Data Services Inc.
                  1004 Baltimore
                  Kansas City, MO  64105

---------------------------------------
36  Elfun Funds         How to Invest
    Propectus

--------------------------------------------------------------------------------
Once You Have Opened an Account- You Have Additional Options

By Wire

o Wire to the address below. Include your name, the name of the Fund and your account number. The unitholder's bank may charge a fee for this service
o Wire orders received by the close of regular trading on the New York Stock Exchange (NYSE) are executed at that day's offering price. Wire orders received after the close of regular trading on the NYSE receive the next business days' offering price.

Wire Address:
State Street Bank and Trust Company
ABA #[                   ]
DDA #[                   ]

Direct Deposit or Payroll Deduction

o You must furnish a completed Payroll Deduction Authorization Elfun Mutual Funds Form to the Servicing Agent. Contact the Servicing Agent for a copy of the Payroll Deduction Form.
o Statements of Account are sent on a quarterly basis to those investing through payroll deductions.

Automatic Investment Plan

o You may have funds transferred directly from your bank account each month. Call (800) 242-0134 to make arrangements.
o If an automatic monthly investment transaction fails due to insufficient funds in your account, you may be assessed an additional charge.

Retirement Accounts

Units of the Funds, other than the Elfun Tax-Exempt Fund, are available for purchase by an Elfun Traditional or Roth Individual Retirement Account ("Elfun IRAs"). An Elfun IRA application and further details about the procedures to be followed by IRAs and other retirement plans are available from the Distributor.

                                                                      ----------
                                                                              37

--------------------------------------------------------------------------------

How To Redeem Shares

Bookunits may be redeemed either by telephonic request or by mail. Units represented by Certificates should be sent to the addresses listed below for deposit into Bookunits.

A redemption request received in proper form will be effected at the net asset value per Unit next determined less any redemption fee (not, however, to exceed 1%) as the Trustees from time to time prescribe. At the present time, the Trustees do not contemplate instituting any redemption fee for redemption by mail. Unitholders will be notified in advance in the event that a fee for redemptions by mail is instituted.

By Mail

Send a signed written request, stating the number of shares or specific dollar amount you want to sell. The written request must also identify the Fund from which units are to be redeemed and the account number. Your signature(s) must appear exactly as it does on the account registration.

Signature(s) must each be guaranteed for any redemption:

o    exceeding $25,000 o mailed to a different address from that on record
o    paid to someone else
o    wired to a financial institution
o    mailed to an address that has been changed within the last 30 days

Mail to:
                  Elfun Mutual Funds
                  P.O. Box 419631
                  Kansas City, MO  64141-6631

Overnight Delivery:

                  Elfun Mutual Funds
                  c/o National Financial Data Services Inc.
                  330 West 9th Street
                  Kansas City, MO  64105
                  Telephone:  (816) 843-7335

By Telephone

Shares may be redeemed by telephone utilizing the Funds' automated system or by agent during business hours. The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered shareholders. A single $10 charge will be assessed with each telephonic redemption request. Call toll-free (800) 242-0134.

---------------------------------------
38  Elfun Funds         How to Invest
    Propectus

--------------------------------------------------------------------------------

By Systematic Withdrawal Plan

You may select a specific amount to be redeemed from your account on a regular basis.

o    Your account balance must be at least $10,000
o    Minimum of $50 per withdrawal
o    You may sell shares monthly
o If an automatic monthly investment transaction fails due to insufficient funds in your account, you may be assessed an additional charge.
o [You will receive written confirmation of transactions on a quarterly basis (except the Elfun Money Market Fund which provides a written confirmation monthly)]
o [Further information about the Withdrawal Plan may be obtained from the Servicing Agent]

Checkwriting

Checkwriting privileges may be elected at no cost by shareholders of the Money Market Fund. Checks may be made payable to any person in amounts of $100 or more. The Transfer Agent will redeem shares in an amount sufficient to cover the amount of a check. If the amount of the check is greater than the value of the Units in a unitholder's account, the check will be returned marked "insufficient funds" and you may be assessed an additional charge. Please contact the Distributor at the number listed on the back cover for additional details.

Special Considerations for Selling Shares

o When using a check to sell shares of the Money Market Fund, the minimum check amount is $100.
o If you have purchased shares of a Fund by personal check, redemption of these shares can only be processed after your check is cleared by your bank. This could take up to 15 days or more.
o If your account balance falls below $500, the transfer agent may request that you bring your balance up to the $500 minimum or request that you close your account. If you take no action within 30 days, the transfer agent may sell your shares and mail the proceeds to you.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund's assets may be considered detrimental to the Fund's existing shareholders. Therefore, the Fund may require that you take a "distribution in kind" upon redemption and may give you portfolio securities instead of cash proceeds. Such Fund portfolio securities will have to be sold through a broker and you may incur transaction costs when you sell them.

When We Receive Your Order to Purchase or Redeem Shares

Purchase and redemption requests received in good order will be executed at the next net asset value calculated after receipt of an investment or transaction instructions. Third-party checks or endorsed checks are not accepted by the Funds for payment of Units of the Fund.

Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time. For Funds declaring daily income dividends, you will begin to earn income as of the first business day after payment for your order has been received by the Fund.

                                                                      ----------
                                                                              39

--------------------------------------------------------------------------------

How To Exchange Shares

You can exchange shares of one Elfun Fund for shares of another Elfun Fund. An exchange is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. To exchange shares:

o    by phone, call (800) 242-0134.
o    in writing, send your request to Elfun Mutual Funds at the above address.

You must be eligible to purchase the shares that you wish to exchange into and should review the description of the Fund that you will purchase.

----------------------------------------------
40  Elfun Funds                  Dividends, Capital Gains
    Propectus                     And Other Tax Information

--------------------------------------------------------------------------------
Unless you instruct a Fund to mail dividends from net investment income and net capital gains to you, they will be reinvested in your account. There are no fees or charges to reinvest dividends.

Fund                                   Distribution Schedule
--------------------------------------------------------------------------------------------------
Elfun Trusts                            o Dividends are declared and paid annually.

Elfun Global Fund                       o Short-term and long-term capital gains, if any, are paid annually.
Elfun Diversified

Elfun Tax-Exempt Income Fund            o Dividends are declared daily and paid monthly.

Elfun Income Fund                       o Short-term and long-term capital gains, if any, are paid annually.
Elfun Money Market Fund*

* All expenses of the Elfun Money Market Fund are accrued daily and deducted before declaration of dividends to unitholders.

Each Fund may be subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and net capital gains more frequently.

                                                                   -------------
                                                                              41

--------------------------------------------------------------------------------
Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxed at the long-term capital gains rate, whether you reinvest your distributions or have them paid to you.

Distributions from Elfun Tax-Exempt Income Fund

In general, income from the Elfun Tax-Exempt Income Fund is exempt from Federal income tax but may be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to Federal and state income taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Foreign Taxes

Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains that were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 31% of most Fund distributions.

----------------------------------------------
42  Elfun Funds      Calculating Share Value
    Propectus

--------------------------------------------------------------------------------

Fund shares are sold at net asset value ("NAV"). The NAV of each Fund is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share for Funds (other than the Elfun Money Market Fund) is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class' outstanding shares.

A Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. [Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. The prices are composed of the mean average of the bid and ask prices on the secondary market.] All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost. A Fund's written or purchased options are generally valued at the mean between the last asked and bid prices. The value of a futures contract is generally equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of a market, the security may be valued by using procedures approved by a Fund's Board of Trustees that they believe accurately reflects "fair value".

                                                --------------------------------
                                                Elfun Funds      Financial    43
                                                Propectus        Highlights
                                                Appendix
--------------------------------------------------------------------------------

The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

Elfun Trusts

Inception date
Net Asset Value, Beginning of period
Income (Loss) from Investment Operations
         Net Investment Income (Loss)
         Net Gains (Losses) on Investments (both realized and unrealized) Total Income (Loss) From Investment Operations
Less Distributions
         Dividends (from net investment income)
         Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return (a)

Ratio/Supplemental Data
         Net Assets, End of Period (in thousands)
         Ratio of Net Expenses to Average Net Assets*
         Ratio of Net Investment Income (Loss) to Average Net Assets* Ratio of Gross Expenses to Average Net Assets*
         Portfolio Turnover Rate

Elfun Global Fund

Inception date
Net Asset Value, Beginning of period
Income (Loss) from Investment Operations
         Net Investment Income (Loss)
         Net Gains (Losses) on Investments (both realized and unrealized) Total Income (Loss) From Investment Operations
Less Distributions
         Dividends (from net investment income)
         Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return (a)

Ratio/Supplemental Data
         Net Assets, End of Period (in thousands)
         Ratio of Net Expenses to Average Net Assets*
         Ratio of Net Investment Income (Loss) to Average Net Assets* Ratio of Gross Expenses to Average Net Assets*
         Portfolio Turnover Rate

-------------------------------------
44       Elfun Funds      Financial
         Propectus        Highlights
         Appendix

--------------------------------------------------------------------------------


Elfun Income Fund

Inception date
Net Asset Value, Beginning of period
Income (Loss) from Investment Operations
         Net Investment Income (Loss)
         Net Gains (Losses) on Investments (both realized and unrealized) Total Income (Loss) From Investment Operations
Less Distributions
         Dividends (from net investment income)
         Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return (a)

Ratio/Supplemental Data
         Net Assets, End of Period (in thousands)
         Ratio of Net Expenses to Average Net Assets*
         Ratio of Net Investment Income (Loss) to Average Net Assets* Ratio of Gross Expenses to Average Net Assets*
         Portfolio Turnover Rate

Elfun Tax-Exempt Income Fund

Inception date
Net Asset Value, Beginning of period
Income (Loss) from Investment Operations
         Net Investment Income (Loss)
         Net Gains (Losses) on Investments (both realized and unrealized) Total Income (Loss) From Investment Operations
Less Distributions
         Dividends (from net investment income)
         Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return (a)

Ratio/Supplemental Data
         Net Assets, End of Period (in thousands)
         Ratio of Net Expenses to Average Net Assets*
         Ratio of Net Investment Income (Loss) to Average Net Assets* Ratio of Gross Expenses to Average Net Assets*
Portfolio Turnover Rate

                                                                   -------------
                                                                              45

--------------------------------------------------------------------------------

Elfun Diversified Fund

Inception date
Net Asset Value, Beginning of period
Income (Loss) from Investment Operations
         Net Investment Income (Loss)
         Net Gains (Losses) on Investments (both realized and unrealized) Total Income (Loss) From Investment Operations
Less Distributions
         Dividends (from net investment income)
         Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return (a)

Ratio/Supplemental Data
         Net Assets, End of Period (in thousands)
         Ratio of Net Expenses to Average Net Assets*
         Ratio of Net Investment Income (Loss) to Average Net Assets* Ratio of Gross Expenses to Average Net Assets*
Portfolio Turnover Rate

Elfun Money Market Fund

Inception date
Net Asset Value, Beginning of period
Income (Loss) from Investment Operations
         Net Investment Income (Loss)
         Net Gains (Losses) on Investments (both realized and unrealized) Total Income (Loss) From Investment Operations
Less Distributions
         Dividends (from net investment income)
         Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return (a)

Ratio/Supplemental Data
         Net Assets, End of Period (in thousands)
         Ratio of Net Expenses to Average Net Assets*
         Ratio of Net Investment Income (Loss) to Average Net Assets* Ratio of Gross Expenses to Average Net Assets*
         Portfolio Turnover Rate

----------------
46

--------------------------------------------------------------------------------
Notes to
Financial Highlights

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

*    Annualized for periods less than one year.

[Inside Back Cover]

[Back Cover]
Investment Adviser and Servicing Agent

General Electric Investment Corporation
3003 Summer Street
P.O. Box 7900
Stamford, CT  06904

Transfer Agent and Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02101

Distributor

GE Investment Distributors, Inc.
777 Long Ridge Road
Stamford, CT  06927

If you wish to know more, you will find additional information about the GE Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders:

These reports detail the Funds' actual investments as of the report date. Reports usually include performance numbers, a discussion of market conditions and investment strategies that affected Fund performance during the Funds' last fiscal year.

Statement of Additional Information (SAI):

The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the prospectus). The SAI is on file with the Securities and Exchange Commission (SEC).

You may visit the SEC's Internet Website (http://www.sec.gov) to view the SAI and other information. Also, you can obtain copies of this information by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the public reference room, call the SEC at 1-800-SEC-0330.

You may obtain a free copy of the SAI or the Funds' annual/semiannual report and make shareholder inquiries by contacting:

Elfun Mutual Funds
3003 Summer Street
P.O. Box 120065
Stamford, CT  06912-0074
Telephone:  1-800-242-0134


Investment Company Act file number :  [811-]

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April [ ], 1999


ELFUN FUNDS
3003 Summer Street, Stamford, Connecticut 06905
For information, call (203) 326-4040


*   Elfun Trusts                                 *  Elfun Tax-Exempt Income Fund
*   Elfun Global Fund                            *  Elfun Income Fund
*   Elfun Diversified Fund                       *  Elfun Money Market Fund


                                    Contents

                                                                            Page
                                                                            ----

Investment Strategies and Risks..............................................
Investment Restrictions......................................................
Portfolio Transactions and Turnover..........................................
Who May Own Fund Units.......................................................
Management of the Funds......................................................
Purchase, Redemption and Exchange of Units...................................
Net Asset Value..............................................................
Dividends, Distributions and Taxes...........................................
The Funds' Performance.......................................................
Principal Stockholders.......................................................
Fund History and Additional Information......................................
Financial Statements.........................................................

Appendix.....................................................................A-1

     This Statement of Additional Information ("SAI") supplements the information contained in the current Prospectus of Elfun Funds dated April [ ], 1999 (the "Prospectus") and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each Trust listed above (each a "Fund," collectively the "Funds") may be obtained without charge by calling the Funds at the telephone number listed above. The Funds' financial statements for the fiscal year ended December 31, 1999 and the Auditor's Report thereon are incorporated by reference to the Funds' Annual Report, which may be obtained without charge by calling the Funds at the telephone number listed above. Information regarding the status of unitholder accounts may be obtained by calling the Funds at the telephone number listed above or by writing to the Funds at P.O. Box 120074, Stamford, CT 06912-0074. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

                         INVESTMENT STRATEGIES AND RISKS

     The Prospectus discusses the investment objectives and policies of the following six managed investment funds: Elfun Trusts, Elfun Global Fund (the "Global Fund"), Elfun Income Fund (the "Income Fund"), Elfun Tax-Exempt Income Fund (the "Tax-Exempt Fund"), Elfun Diversified Fund (the "Diversified Fund") and Elfun Money Market Fund (the "Money Market Fund").

     Elfun Trusts. The investment objective of the Elfun Trusts is long-term growth of capital and future income rather than current income, which objective the Fund seeks to achieve through investment primarily in equity securities issued by U.S. and foreign issuers. In pursuing its objective, the Fund, under normal market conditions, will invest a majority of its assets in equity securities.

     Elfun Global Fund. The investment objective of the Elfun Global Fund is long-term growth of capital and future income, which the Fund seeks to achieve by investing primarily in foreign equity securities. In seeking its objective, the Fund invests primarily in a portfolio of securities issued by companies located in developed and developing countries throughout the world, including the United States. During normal market conditions, at least 65% of the Fund's assets are invested in no fewer than three different countries.

     Elfun Income Fund. The investment objective of the Elfun Income Fund is high level of income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund's portfolio securities may occur but is not an objective of the Fund.

     Elfun Tax-Exempt Income Fund. The investment objective of the Elfun Tax-Exempt Income Fund is high level of current interest income exempt from Federal income taxation as is consistent with prudent investment management and the preservation of capital. The Fund operates subject to a fundamental investment policy providing that it will invest its assets so that, during any fiscal year, at least 80% of the income generated by the Fund is exempt from Federal personal income taxes and the Federal alternative minimum tax. Under normal conditions, the Fund may hold a portion of its total assets in cash or money market instruments, including taxable money market instruments.

     Elfun Diversified Fund. The investment objective of the Elfun Diversified Fund is the highest total return consistent with prudent investment management and the preservation of capital. In seeking its objective, the Fund follows an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.

     General Electric Investment Corporation ("GEIC") has broad latitude in selecting the classes of investments to which the Fund's assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEIC anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

     Elfun Money Market Fund. The investment objective of the Elfun Money Market Fund is a high level of current income consistent with prudent investment management and the preservation of capital. In seeking its objective, the Fund invests in the following U.S. dollar denominated, short-term money market instruments: (1) Government Securities; (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper and notes, including those with floating or variable rates of interest;
(4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (6) debt securities issued by foreign issuers; (7) repurchase agreements; and any other short-term U.S. dollar denominated money market instruments that the Trustees of the Fund determine present minimal credit risks.

                                   ***********

     Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies are discussed below. Some or all of the Funds may invest in the types of instruments and engage in the types of strategies described in detail below. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

Strategies Available to All Funds

     Money Market Instruments. The types of money market instruments in which each Fund, other than the Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the "Investment Fund"), described below, are as follows: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"), (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(vi) debt securities issued by foreign issuers and (vii) repurchase agreements. Each Fund, other than the Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market
Fund) and other accounts advised by GEIC or its affiliate, General Electric Investment Management ("GEIM"). The Investment Fund invests exclusively in the money market instruments described in (i) through (vii) above. The Investment Fund is advised by GEIM. No advisory fee is charged by GEIM to the Investment Fund, nor will a Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. The Income Fund and the Tax-Exempt Fund are authorized to invest up to 25% of their assets in the Investment Fund; Elfun Trusts, the Diversified Fund and the Global Fund may invest up to 5% of their assets in the Investment Fund.

     Government Securities in which the Funds may invest are debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation ("FDIC"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

     Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government, only if GEIC, as the Fund's investment adviser, determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

     Each Fund, other than the Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Elfun Trusts, the Global Fund and the Tax-Exempt Fund may invest in these instruments only if they are rated AAA or AA by Standard & Poors Ratings Services, a division of McGraw-Hill Companies, Inc. ("S&P") or Aaa or Aa by Moody's Investor's Service, Inc. ("Moody's") or have received an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"), or, if unrated, are deemed by GEIC to be of equivalent quality. The Diversified Fund and the Income Fund may invest in such money market instruments if they are rated no lower than B by S&P or Moody's or have received an equivalent rating from another NRSRO, or, if unrated, are deemed by GEIC to be of equivalent quality. Commercial paper held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix.

     Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed, in the case of the Tax-Exempt Fund, the Income Fund and the Money Market Fund, 33-1/3% of the Fund's net assets, or, in the case of Elfun Trusts, the Global Fund or the Diversified Fund, 30% of the Fund's net assets taken at value. The Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. The Funds will retain the right to all interest and dividends payable with respect to the loaned securities. When the Funds lend portfolio securities they charge interest at reasonable rates and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund's loans of securities are segregated and maintained at all times with the Fund's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially. Income derived by the Tax-Exempt Fund on any loan of its portfolio securities will not be exempt from Federal income taxation.

     A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder".

     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

     A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

     Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

     Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by GEIC as initial criteria for the selection of portfolio securities on behalf of the Funds, GEIC also relies upon its own analysis to evaluate potential investments.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, GEIC will consider the event in its determination of whether the Fund should continue to hold the securities. In the event of a lowering of the rating of a security held by the Money Market Fund or a default by the issuer of the security, the Fund will dispose of the security as soon as practicable, unless the Fund's Board of Trustees determines that disposal of the security would not be in the best interests of the Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

     Certain Investment Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

     Rule 144A Securities. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund's purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors GEIC's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and GEIC cannot predict how this market will develop.

     When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Fund's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

     Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund's net asset value.

     When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     Temporary Defensive Positions. During periods when GEIC believes there are unstable market, economic, political or currency conditions domestically or abroad, GEIC may assume, on behalf of a Fund, a temporary defensive posture and
(i) without limitation hold cash and/or invest in money market instruments, or
(ii) restrict the securities markets in which the Fund's assets will be invested by investing those assets in securities markets deemed by GEIC to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective.

Strategies Available to Some But Not All Funds

     Low-rated Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment-grade (sometimes referred to as "junk bonds"). Low-rated and comparable unrated securities (collectively referred to as "low-rated" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

     Although the market values of certain low-rated securities tend to react less to fluctuations in interest rate levels than market values of higher-rated securities, the market values of certain low-rated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund's net asset value.

     Repurchase and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by GEIC to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. GEIC also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements. Income derived by the Tax-Exempt Fund when engaging in a repurchase agreement is not exempt from Federal income taxation.

     The Money Market Fund may engage in reverse repurchase agreements, subject to its investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. The Money Market Fund will use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Fund's custodian or designated sub-custodian.

     A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

     A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     Non-Publicly Traded and Illiquid Securities. The Tax-Exempt Fund and the Money Market Fund may each invest up to 5% of its assets in non-publicly traded securities. Elfun Trusts, the Global Fund, the Diversified Fund and the Income Fund may each invest up to 10% of its assets in such securities. Non-publicly traded securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities, that have been determined to be liquid by each Fund's Board of Trustees based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund and the Tax-Exempt Fund, may invest up to 10% of its assets in "illiquid securities." The Money Market Fund may not, under any circumstance, invest in illiquid securities. In no event, however, will any Fund's investments in illiquid and non-publicly traded securities, in the aggregate, exceed 10% of its assets (5% in the case of the Tax-Exempt Fund). Illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that GEIC has determined are not liquid under guidelines established by the Fund's Board of Trustees. In addition, securities which, if sold, might position the Income Fund or the Tax-Exempt Fund as an underwriter under the Securities

Act of 1933, as amended will be deemed to be illiquid.

     Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that GEIC deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Investment in Foreign Securities. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

     Depositary Receipts. Elfun Trusts, the Diversified Fund and the Global Fund may each invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

     EURO Conversion. The recent introduction of a single European currency, the EURO, on January 1, 1999 for participating European countries in the Economic and Monetary Union ("Participating Countries") presents unique risks and uncertainties for investors in those countries, including (i) whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; (ii) the creation of suitable clearing and settlement payment schemes for the EURO; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the EURO; (iv) the fluctuation of the EURO relative to non-EURO currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the Participating Countries will converge over time. Further, the conversion of the currencies of other Economic and Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic and Monetary Union could adversely affect the EURO. These or other factors may cause market disruptions before or after the introduction of the EURO and could adversely affect the value of European securities and currencies held by the Funds.

     Currency Exchange Rates. A Fund's unit value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

     Investing in Developing Countries. Each Fund other than the Tax-Exempt Fund may invest in securities issued by companies located in developing countries. Investing in securities issued by companies located in developing countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

     Securities of Other Investment Companies. Elfun Trusts, the Global Fund, the Income Fund and the Diversified Fund may each invest in investment funds that invest principally in securities in which the Fund is authorized to invest. The Money Market Fund may invest only in other money market funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Investments by the Fund (other than the Money Market Fund) in the Investment Fund, created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by either GEIC or GEIM is not considered an investment in another investment company for purposes of this restriction. To the extent a Fund invests in other investment companies, the Fund's unitholders will incur certain duplicative fees and expenses, including investment advisory fees.

     Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

     The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (1) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if, at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Fund's custodian or a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Fund's custodian or a designated sub-custodian, or (2) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian or a designated sub-custodian).

     The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. GEIC expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

     A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     No assurance can be given that a Fund will be able to affect closing purchase transactions at a desired time. The ability of a Fund to engage in closing purchase transactions with respect to options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities options only if a liquid secondary market appears to exist for the option purchased or sold, no such secondary market may exist or the market may cease to exist.

     Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.

     A Fund will engage in hedging transactions only when deemed advisable by GEIC. Successful use by a Fund of options will depend on GEIC's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     Securities Index Options. In seeking to hedge all or a portion of its investments, a Fund, other than the Money Market Fund, may purchase and write put and call options on securities indexes listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indexes include securities held in the Fund's portfolio. The Funds with such option-writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

     A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

     A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

     A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange, which is accomplished by purchasing an option of the same series as the option previously written, or it may allow the option to expire unexercised.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. As a result, successful use by a Fund of options on stock indices will be subject to GEIC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual stocks.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when GEIC desires that a Fund engage in such a transaction.

     Futures and Related Options. Each Fund, other than the Money Market Fund, may enter into interest rate, financial and stock or bond index futures contracts and options on financial futures contracts, securities (limited to debt securities in the case of the Tax-Exempt Fund) and, in the case of the Diversified Fund, interest rate futures contracts and options on interest rate futures contracts that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made for the following reasons: (1) for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, stock market conditions and currency market conditions, (2) to gain stock, bond, or currency market exposure for accumulating and residual cash positions, (3) for duration management, (4) when such transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved, and (5) for non-hedging purposes such as seeking additional income or otherwise seeking to increase total return. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

     A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the staff of the SEC is that a Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the Fund's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities.

     No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with the Fund's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     Although the Funds intend to enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

     If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

     An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered. Furthermore, because any income earned from transactions in futures contracts and related options will be taxable, GEIC anticipates that the Tax-Exempt Fund will invest in these instruments only in unusual circumstances, such as when the GEIC anticipates a significant change in interest rates or market conditions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     Forward Currency Transactions. The Income Fund, the Global Fund and the Diversified Fund may each hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. No Fund will enter into forward currency transactions for speculative purposes.

     Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (1) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (2) generally have no deposit requirements and (3) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. To assure that a Fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Fund's custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts.

     Upon maturity of a forward currency contract, a Fund may (1) pay for and receive the underlying currency, (2) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (3) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund's paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Fund may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

     In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GEIC. A Fund's exposure with respect to forward currency contracts is limited to the amount of the Fund's aggregate investments in instruments denominated in foreign currencies.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

     In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon GEIC's special skills and experience with respect to those instruments and will usually depend upon GEIC's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect.

     The ability to dispose of a Fund's positions in forward currency contracts depends on the availability of active markets in those instruments, and GEIC cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

     Options on Foreign Currencies. The Income Fund, the Global Fund and the Diversified Fund may each purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option-writing authority write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. and foreign exchanges or in the over-the-counter market. Premiums paid on a Fund's options on foreign currencies will be limited to 5% of the value of the Fund's total assets.

     Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission (the "SEC"), as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

     Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

     Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange, Inc. ("NYSE") or the American Stock Exchange. The Money Market Fund may not invest in any form of warrants. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

     Supranational Agencies. The Income Fund, the Diversified Fund and the Money Market Fund may each invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

     Municipal Obligations. The term "Municipal Obligations" as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. GEIC will not review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The Tax-Exempt Fund may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Funds should any of the related projects or facilities experience financial difficulties.

     Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

     Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

     Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. GEIC can not predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, GEIC can not predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. If any such laws are enacted that would reduce the availability of Municipal Obligation for investment by the Tax-Exempt Fund so as to affect the Fund's unitholders adversely, the Fund will reevaluate its investment objective and policies and might submit possible changes in its structure to its unitholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Tax-Exempt Fund would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

     [The Diversified Fund and Tax-Exempt Fund intend to invest in Municipal Obligations of a broad range of issuers, consistent with prudent regional diversification. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities.]

     Municipal Leases. Among the Municipal Obligations in which the Tax-Exempt Fund and the Diversified Fund may invest are municipal leases. Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase or conditional sales contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets.

     Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation.

     These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

     Municipal leases held by a Fund will be considered illiquid securities unless the Board determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by GEIC to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if GEIC determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

     Municipal leases that a Fund may acquire will be both rated and unrated. Rated leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that GEIC deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

     To limit the risks associated with municipal leases, a Fund will invest no more than 5% of its total assets in those leases. In addition, a Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

     Municipal Obligation Components. The Tax-Exempt Fund and the Diversified Fund may each invest in Municipal Obligations the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

     Custodial Receipts. The Tax-Exempt Fund and the Diversified Fund may each acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

     Floating and Variable Rate Instruments. The Tax-Exempt Fund, the Income Fund, the Diversified Fund and the Money Market Fund may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

     The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

     Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

     The Tax-Exempt Fund, the Income Fund, the Diversified Fund and the Money Market Fund may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by GEIC for the purchase of Municipal Obligations. GEIC considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.

     Participation Interests. The Tax Exempt Fund, the Income Fund and the Diversified Fund may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Funds intend to exercise their right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of their investment portfolios. A Fund will invest no more than 5% of the value of its total assets in participation interests.

     Zero Coupon Obligations. The Tax-Exempt Fund, the Income Fund and the Diversified Fund may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

     The Tax-Exempt Fund, the Income Fund and the Diversified Fund may each invest up to 10% of its assets in zero coupon debt obligations. Zero coupon debt obligations are generally divided into two categories: "Pure Zero Obligations," which are those that pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

     Indexed Securities. The Diversified Fund and the Income Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Funds will bear the market risk of the reference instrument.

     Mortgage Related Securities. The mortgage related securities in which the Income Fund and the Diversified Fund will invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

     Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pools for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in the Income Fund or the Diversified Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Income Fund or the Diversified Fund purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

     Adjustable Rate Mortgages ("ARMs") have interest rates that reset at periodic intervals, thereby allowing the Income Fund and the Diversified Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Income Fund or the Diversified Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. Neither the Income Fund nor the Diversified Fund, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, the net asset value of the Income Fund or the Diversified Fund may fluctuate more than if it did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of ARMs will slightly lag behind changes in market rates, creating the potential for some principal loss for unitholders who redeem their Units of the Income Fund or the Diversified Fund before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

     Collateralized Mortgage Obligations ("CMOs") are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Income Fund or the Diversified Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

     The average maturity of pass-through pools of mortgage related securities in which the Income Fund and the Diversified Fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

     Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

     Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. GEIC assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by [the Diversified Fund and the] Income Fund.

     Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgement of GEIC, the Income Fund and the Diversified Fund will limit their investments in these securities, together with other illiquid instruments, to not more than 10% of the value of the net assets of each Fund.

     Government Stripped Mortgage Related Securities. The Income Fund and the Diversified Fund may invest in government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by GNMA, FNMA or FHLMC. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. The Income Fund and the Diversified Fund will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEIC believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by the Income Fund or the Diversified Fund.

     Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds' not fully recovering their initial investment in an interest-only government stripped mortgage related security. [Under current market conditions, these Funds expect that investments in government stripped mortgage related securities will consist primarily of interest-only securities.] The sensitivity of an interest-only security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by a Fund's Board of Trustees, each Fund treats government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 10% of the net assets of each Fund.

     Asset-Backed and Receivable-Backed Securities. The Income Fund and the Diversified Fund may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARsSM") and interests in pools of credit card receivables. CARsSM represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARsSM are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

     An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds' investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.

     WEBS and Other Index-Related Securities. The Diversified Fund may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The Funds also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. The Diversified Fund may also invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

     Mortgage Dollar Rolls. With respect to up to 25% of its total assets the Diversified Fund may, and with respect to up to 10% of its total assets the Income Fund may, enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon GEIC's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

     For financial reporting and tax purposes, the Income Fund and the Diversified Fund propose to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

     Short Sales Against the Box. The Money Market Fund may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

     Borrowing for Long-term or Leveraging Purposes. The Tax-Exempt Fund may borrow, in an amount not to exceed 10% of the value of its total assets for long-term or leveraging purposes. The Tax-Exempt Fund may leverage its investments by purchasing securities with borrowed money. In leveraging its investments, the Tax-Exempt Fund will borrow money only from banks. Borrowing money to purchase securities will increase the Tax-Exempt Fund's exposure to capital risk and higher current expenses. Any gain in the value of securities purchased with borrowed money or income earned from these securities that exceeds the interest paid on the amount borrowed would cause the Tax-Exempt Fund's net asset value per Unit to increase faster than would otherwise be the case. There can be no assurance that the Tax-Exempt Fund will be able to realize a higher return on its investment portfolio than the then-current interest rate on borrowed money. If the Tax-Exempt Fund's current investment income were not sufficient to meet interest costs on borrowings, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the net asset value attributable to the Fund's Units.

                             INVESTMENT RESTRICTIONS

     Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

     The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 18 below have been adopted by the Funds as fundamental policies. Investment restrictions 19 through 31 are not fundamental policies and may be changed by a vote of a Fund's Board of Trustees at any time.

     1. Investment in the Securities of any one Issuer. (a) No Fund may invest more than 5% of its total assets in the securities (other than Government Securities and, in the case of the Global Fund, other than securities issued or guaranteed by a foreign country or its instrumentalities) of a single issuer, except that up to 25% of the value of the assets of the Money Market Fund, the Income Fund and the Tax-Exempt Fund may be invested without regard to this limitation. (b) No Fund may purchase more than 10% (or 15%, in the case of the Income Fund, the Tax-Exempt Fund and the Global Fund) of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction. (c) No Fund may purchase more than 10% of the outstanding voting securities of any one issuer. Securities of a foreign government will be treated as a single issuer for purposes of this restriction. The Tax-Exempt Fund will regard each state and each of its political subdivisions, agencies and instrumentalities as a single issuer; if private companies are responsible for payment of principal and interest, the Tax-Exempt Fund will regard each as a separate issuer for purposes of this restriction.

     2. Investment in a Particular Industry. No Fund may invest more than 25% of the value of its total assets in the securities of issuers in any one industry. The Tax-Exempt Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by a state, municipality or other political subdivision, unless the securities are backed only by the assets and revenues of non-governmental users. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. Government. In addition, domestic bank obligations held by the Money Market Fund and the Tax-Exempt Fund are excluded from this restriction.

     3. Borrowing. The Funds may not borrow money, except that (i) the Money Market Fund may enter into reverse repurchase agreements, (ii) the Tax-Exempt Fund may borrow for long-term or leveraging purposes in an amount not to exceed 10% of the value of its total assets and (iii) each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed, in the case of the Income Fund and the Tax-Exempt Fund, 10% of the value of the Fund's total assets, and in the case of the Global Fund, the Diversified Fund and the Money Market Fund, 20% of the value of the Fund's total assets. The Global Fund, Elfun Trusts and the Diversified Fund can borrow money from banks with minimum assets of one billion dollars as long as, immediately after the borrowing, asset coverage of 300% exists. Whenever borrowings (including reverse repurchase agreements) of 5% or more of either the Income Fund's, the Global Fund's, the Diversified Fund's or the Money Market Fund's total assets are outstanding, the respective Fund will not make any additional investments.

     4. Lending. No Fund may lend its assets or money to other persons, except through (a) lending its portfolio securities in an amount not to exceed 30%, in the case of Elfun Trusts', the Global Fund's and the Diversified Fund's, or 33 1/3% in the case of the Income Fund's, the Tax-Exempt Fund's or the Money Market Fund's, net assets taken at market value; (b) in the case of the Global Fund or the Diversified Fund, the purchase of obligations of persons not in control of, or under common control with, the Fund (including obligations of restricted securities); (c) in the case of the Income Fund, entering into repurchase agreements; (d) in the case of the Income Fund and the Tax-Exempt Fund, entering into security lending agreements and purchasing debt obligations; and (e) in the case of Elfun Trusts, the Income Fund and the Tax-Exempt Fund, trading in financial futures contracts, options on financial futures contracts, securities indexes and securities. The Tax-Exempt Fund will not make any loan if more than 20% of its assets would be subject to security lending agreements.

     5. Purchase Securities on Margin; Short Sales. No Fund may purchase securities on margin or make short sales, except that the Money Market Fund may make short sales against the box and in order to achieve better net results on portfolio transactions or lower brokerage commission rates, the Global Fund and the Diversified Fund may join with other investment companies or client accounts managed by GEIC in the purchase or sale of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

     6. Participation in the Underwriting of Securities. No Fund may participate in the underwriting of securities or joint trading accounts, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Income and the Tax-Exempt Funds may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

     7. Real Estate. No Fund, other than the Income Fund, may purchase or sell real estate and neither Elfun Trusts nor the Money Market Fund may invest in real estate limited partnership interests, except that a Fund, other than the Tax-Exempt Fund, may (a) engage in the purchase or sale of real estate as necessary to provide it with an office for the transaction of business, (b) invest in the securities of real estate investment trusts or in the securities of companies that invest or deal in real estate, mortgages or interests in real estate or mortgages and (c) invest in securities secured by real estate.

     8. Commodities. No Fund may purchase or sell commodities or commodities contracts, except that each Fund, other than the Money Market Fund, may invest in futures contracts and related options and other similar contracts (including, in the case of the Income Fund, the Global Fund and the Diversified Fund, foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

     9. Restricted and Illiquid Securities. No Fund may purchase securities which are illiquid or restricted (as those terms are described below and in the Prospectus), if, in the case of Elfun Trusts, the Income Fund, the Money Market Fund, the Global Fund and the Diversified Fund, more than 10% of the net assets of the Fund would be invested in any combination of these securities, and, in the case of the Tax-Exempt Fund, no more than 5% of the net assets of the Fund would be invested in any combination of these securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities; restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, that have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities.

     10. Other Investment Companies. (a) Elfun Trusts, the Global Fund, the Diversified Fund or the Money Market Fund may not invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results, other than the customary broker's commission. (b) Elfun Trusts, the Income Fund, the Global Fund, the Diversified Fund or the Money Market Fund may not invest in the securities of closed-end investment companies if the Fund would own more than 3% of the total outstanding voting stock of the company or more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company or the aggregate investment by the Fund in all investment companies would have a value in excess of 10% of the Fund's total assets. (c) The Income Fund may not purchase the securities of other investment companies, except for money market funds and investment in equity securities issued by foreign banks provided that all other investment companies having the same adviser as the Income Fund would not own more than 10% of the total outstanding voting securities of the foreign bank. (d) The Tax-Exempt Fund may not invest in the securities of other investment companies. The limitations described above do not apply if the investment is part of a plan of merger, consolidation, reorganization or acquisition.

     11. Foreign Issuers. The Diversified Fund may not invest more than 20% of its total assets in securities issued by foreign issuers that are not listed on a U.S. exchange.

     12. Options. Neither the Income Fund nor the Tax-Exempt Fund may purchase put options on securities if more than 10% of the Fund's net assets would be invested in premiums on options or if the aggregate value of the obligations underlying the put options written by the Fund exceed 50% of the Fund's net assets.

     13. Pledging. Neither the Income Fund nor the Tax-Exempt Fund may pledge, mortgage or hypothecate its assets except (a) to secure borrowings, the Income Fund and the Tax-Exempt Fund may pledge securities which together with all securities previously pledged do not exceed 5% of the Fund's total assets and
(b) the Income Fund and the Tax-Exempt Fund may make premium and margin payments in connection with transactions involving financial futures contracts and options on financial futures contracts, securities indexes and securities.

     14. Transactions with Affiliates. Neither the Income Fund nor the Tax-Exempt Fund may purchase from or sell to any of its officers or Trustees, or the officers or directors of GEIC, its portfolio securities.

     15. Options, Straddles and Spreads. Neither the Global Fund nor the Diversified Fund may purchase or sell put options, call options, straddles, spreads or combinations of put options, call options, straddles and spreads, except as described in this Statement of Additional Information and the Prospectus, and the Money Market Fund may not purchase or sell put options, call options, straddles, spreads or combinations of put options, call options, straddles and spreads, if the value of the Money Market Fund's aggregate investment in these types of securities would exceed 5% of its total assets.

     16. Mineral Exploration. The Tax-Exempt Fund may not invest in oil, gas, or other mineral leases or production agreements, although the Fund may invest in municipal bonds secured by mineral interests.

     17. Affiliate Ownership. Neither Elfun Trusts, the Tax-Exempt Fund nor the Income Fund may purchase or retain securities of any company if, to the knowledge of GEIC or the Fund's Trustees, officers or Trustees of the Fund or officers and directors of GEIC individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

     18. Control/Management. The Tax-Exempt Fund may not invest in companies for the purpose of exercising control or management.

     19. Unseasoned Issuers, Restricted Securities and Illiquid Securities. No Fund may purchase securities if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. No Fund may invest more than 15% of its total assets (10% in the case of the Tax-Exempt Fund), in the aggregate, in the securities of unseasoned issuers, restricted securities and illiquid securities, excluding, for purposes of this 15% restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, that have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities ("Rule 144A Securities"). In addition, no Fund may invest more than 50% of its net assets in the securities of unseasoned issuers and restricted securities, including, for purposes of this 50% restriction, Rule 144A Securities.

     20. Warrants. No Fund may purchase warrants if, as a result, the investment (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the value of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange, Inc. ("NYSE") or the American Stock Exchange. The Money Market Fund may not invest in any form of warrants.

     21. Mineral Exploration. Neither Elfun Trusts, the Global Fund nor the Diversified Fund may invest in oil, gas, or other mineral exploration or development programs, or leases, although the Funds may invest in securities of companies involved in these programs or leases. The Income Fund may not invest in oil, gas, or other mineral exploration or development programs or partnerships, or leases. The Money Market Fund may not invest in oil, gas, or other mineral exploration or development programs.

     22. Pledging. Neither Elfun Trusts, the Global Fund nor the Diversified Fund may pledge more than 10% of its assets, except as provided in this Statement of Additional Information and in the Prospectus. The Money Market Fund may not pledge, mortgage or hypothecate its assets except for emergency or extraordinary purposes.

     23. Hedging. No Fund may (a) enter into forward foreign currency exchange or futures contracts or foreign currency options contracts to sell foreign currencies, except for the purpose of hedging to protect portfolio securities against the decline in the value of currency or to lock-in the dollar value of an anticipated disbursement or receipt in a foreign currency, (b) purchase and write put and call options on stock indexes, purchase and sell stock index futures and invest in interest in rate futures contracts and options on interest rate futures contracts, except for the purpose of hedging or (c) enter into foreign currency futures if the aggregate margin deposits made by the Fund exceed 5% of the Fund's total assets excluding amounts in-the-money.

     24. Affiliate Ownership. Neither the Global Fund, the Diversified Fund nor the Money Market Fund may purchase or retain securities of any company if, to the knowledge of GEIC or the Fund's Trustees, officers or trustees of the Fund or officers and directors of GEIC individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

     25. Control/Management. Neither the Income Fund, the Global Fund or Elfun Trusts may invest in companies for the purpose of exercising control or management.

     26. Real Estate. In connection with the fundamental restriction prohibiting the Tax-Exempt Fund and the Global Fund from investing in real estate, the Tax-Exempt Fund and the Global Fund may not invest in real estate limited partnerships. The Income Fund may not purchase or sell real estate, except that the Fund may (a) engage in the purchase or sale of real estate as necessary to provide it with an office for the transaction of business, (b) invest in the securities of real estate investment trusts in an amount not to exceed 10% of the Fund's net assets or in the securities of companies that invest or deal in real estate, mortgages or interests in real estate or mortgages and (c) invest in securities secured by real estate.

     27. Other Investment Companies. In connection with the fundamental restriction prohibiting the Income Fund from investing in the securities of other investment companies, the Income Fund may not invest in the securities of these other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results, other than the customary broker's commission.

     28. Options. The Money Market Fund may not purchase or sell options on securities, options on stock index futures or financial futures unless they are written by other persons and listed on a national securities or commodities exchange and any premiums on the options held by the Fund may not exceed 20% of the Fund's total net assets. The Global Fund may not write, sell or purchase additional options if as a result thereof the value of the options will exceed 5% of its net assets or if the value of the stock underlying calls written would exceed 25% of its net assets.

     29. Loans. The Trust Agreement of Elfun Trusts does not restrict the power of the

Trustees to make loans to individuals. While it is not the policy of the trustees of Elfun Trusts to make loans, the registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act reserved for Elfun Trusts freedom of action to make interest-bearing loans to unitholders. The loans are to be secured by Elfun Trusts' Units of the unitholder, either with or without other collateral, in principal amounts aggregating not more than 15% of the then total assets of Elfun Trusts. This policy does not restrict the authority of Elfun Trusts with respect to its investment in financial futures contracts and options contracts on financial futures, securities indices and securities.

     30. Investment in the Securities of any one Issuer. (a) The Global Fund will not invest more than 5% of its total assets in the securities (other than Government Securities) of a single issuer. (b) Neither the Income Fund, the Tax-Exempt Fund nor the Global Fund may purchase more than 10% of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction.

     31. Investment in a Particular Industry. The Tax-Exempt Fund will not exclude domestic bank obligations in determining the amount of its assets which may be invested in a particular industry.


Notes to Investment Restrictions

     With respect to investment restriction No. 10, investments by the Funds (other than the Money Market Fund) in the Investment Fund is not considered an investment in another investment company.

     The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restrictions numbered 2 and 31, the Funds may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500 Composite Stock Price Index. In addition, each Fund may select its own industry classifications, provided such classifications are reasonable.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

     Decisions to buy and sell securities for each Fund will be made by GEIC, subject to review by the Fund's Board of Trustees. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are fixed. No stated commission will be generally applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     In selecting brokers or dealers to execute securities transactions on behalf of a Fund, GEIC will seek the best overall terms available ("best execution"). In assessing the best overall terms available for any transaction, GEIC will consider factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the investment advisory agreement between each Fund and GEIC, authorizes GEIC, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which GEIC or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GEIC is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

     GEIC may select broker-dealers who are affiliated with the Funds or GEIC. The Boards of Trustees of the Funds have determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder, transactions for a Fund may be executed through a broker-dealer affiliated with the Funds, if, in the judgment of GEIC, the use of such affiliated broker-dealer is likely to result in a price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, an affiliated broker-dealer may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the affiliated broker-dealer. The affiliated broker-dealer will be required to pay fees charged by those persons performing the floor brokerage elements out of brokerage compensation that it receives from a Fund.

     The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund's paying high brokerage commissions.

     During the years ended December 31, 1998, 1997 and 1996 the following commissions were paid to broker-dealers for execution of portfolio transactions:
Elfun Trusts paid $[ ], $625,040 and $544,168, respectively; the Global Fund paid $[ ], $833,650 and $444,106, respectively; and the Diversified Fund paid $[ ], $123,972 and $53,066, respectively. Of such amounts, the following amounts were paid to a broker because of research services provided during the respective year: Elfun Trusts paid $[ ], $122,128 and $105,806, respectively; the Global Fund paid $[ ], $56,036 and $34,054, respectively; and the Diversified Fund paid $[ ], $11,773 and $5,183, respectively. [The Tax-Exempt Fund, the Income Fund and the Money Market Fund made no payments to broker-dealers for execution of portfolio transactions during 1998, 1997 and 1996.]

     A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. Short-term gains realized from portfolio turnover are taxable to unitholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. GEIC does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies.

                             WHO MAY OWN FUND UNITS

     In the case of minor children of Elfun Society members, Units must be registered in the name of a custodian under a Uniform Gifts to Minors statute or in the name of a trust in which such children have a beneficial interest.

     Units may only be transferred to persons or entities otherwise eligible to own Units and to trusts for the exclusive benefit of such persons or entities. Units are not otherwise transferable but unitholders may assign their right to redeem their Units for purposes of collateral for a loan by executing an instrument of assignment from the Servicing Agent.

     Units may be registered in the joint names of two adults eligible to own Units and provide for the right of survivorship as between the joint unitholders, unless the unitholders reside in a community property state or request tenancy in common.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers

     The Board of Trustees oversees the business affairs of the Funds. The Trustees approve all significant agreements between the Funds and the persons and companies that furnish services to the Funds, including agreements with the Funds' investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEIC.

     The names of the Trustees and executive officers of the Funds, their addresses and their principal occupations during the past five years and their other affiliations are shown below. Each person named as Trustee also may serve in a similar capacity for other Funds advised by GEIC or GEIM. The executive officers of the Funds are employees of organizations that provide services to the Funds. The business address of each Trustee and executive officer is 3003 Summer Street, P. O. Box 7900, Stamford, Connecticut 06904-7900. All Trustees and officers have been officers or employees of GE for more than five years. Pursuant to an exemptive order received from the Commission, each of the Funds is exempt from the provisions of the 1940 Act which require a registered investment company to have non-interested persons on its Board of Trustees.


                                                                       Principal
                                        Position(s) Held               Occupation(s)
Name and Address                        with the Funds             During Past Five Years
----------------                        --------------             ----------------------
John H. Myers                           Trustee                    Age 53.  President, Chief Executive Officer and
                                                                   Director of GEIC and GEIM since 1997; since 1987,
                                                                   Director, and from 1986 until 1996, Executive Vice
                                                                   President -- Fixed Income and Alternative Investments
                                                                   of GEIC; since 1988, Director, and from 1988 until
                                                                   1996, Executive Vice President of GEIM.

Eugene K. Bolton                        Trustee                    Age 55.  Executive Vice President - Domestic Equity
                                                                   Investments and Director of GEIC and Executive Vice
                                                                   President and Director of GEIM since 1991; from 1987
                                                                   to 1991, Mr. Bolton served as Senior Vice President -
                                                                   Pension Fund Portfolios of GEIC.

                                                                       Principal
                                        Position(s) Held               Occupation(s)
Name and Address                        with the Funds             During Past Five Years
----------------                        --------------             ----------------------
Michael J. Cosgrove                     Trustee                    Age 49.  President, GE Investment Services Group of
                                                                   GE Financial Assurance Holdings, Inc. ("GEFA") since
                                                                   February 1997, an indirect wholly-owned subsidiary of
                                                                   General Electric Company ("GE"); Executive Vice
                                                                   President - Mutual Funds of GEIC and GEIM,
                                                                   wholly-owned subsidiaries of GE that are registered
                                                                   as investment advisers under the Investment Advisers
                                                                   Act of 1940, since March 1993 (responsibilities
                                                                   include general management of all mutual fund sales
                                                                   and management); Director of GEIC and GEIM since
                                                                   1988; from 1988 until 1993, Mr. Cosgrove served as
                                                                   Executive Vice President - Finance and Administration
                                                                   of GEIC and GEIM; Chairman of the Board,
                                                                   Chief-Executive Officer and President of GE
                                                                   Investment Distributors, Inc., a registered
                                                                   broker-dealer, since 1993; Chairman of the Board and
                                                                   Chief Executive Officer of GE Investment Retirement
                                                                   Services, Inc., since 1998.


Alan M. Lewis                           Trustee and Secretary      Age 52.  Executive Vice President, General Counsel
                                                                   and Secretary of GEIM since 1988 and of GEIC since
                                                                   October 1987.

David B. Carlson                        Portfolio Manager (Elfun   Age 41.  Senior Vice President - Equity Portfolios of
                                        Trusts and Diversified     GEIC since 1991, prior to 1991, Mr. Carlson served as
                                        Fund)                      Senior Vice President - Mutual Fund Portfolios since
                                                                   1990 and Vice President - Mutual Fund Portfolios
                                                                   since 1987.

Robert R. Kaelin                        Portfolio Manager (Tax     Age 52.  Senior Vice President-Municipal Bonds of
                                        Exempt Fund)               GEIC since 1984.

Ralph R. Layman                         Portfolio Manager and      Age 43.  Executive Vice President - International
                                        Trustee                    Equity Investments of GEIC since 1993 and Senior Vice
                                        (Global Fund)              President - International Equity Investments of GEIC
                                                                   from 1991 until 1993; from 1989 to 1991, Mr. Layman served as Executive Vice President, Partner and Portfolio Manager
                                                                   of Northern Capital Management, and prior thereto, served as
                                                                   Vice President and Portfolio Manager of Templeton Investment
                                                                   Counsel.

Robert A. MacDougall                    Portfolio Manager and      Age 50. Executive Vice President - Fixed Income and Director
                                        Trustee (Income Fund,      of GEIC and Executive Vice President and Director of GEIM
                                        Diversified Fund and       since 1997; from 1990 until 1996, Senior Vice President -
                                        Money Market Fund)         Taxable Fixed Income of GEIC.

Michael J. Solecki                      Portfolio Manager          Age 33.  Vice President - International Equities of
                                        (Global Fund)              GEIM and GEIC since 1995; from 1992 until 1995,
                                                                   Senior European Analyst at GEIM's London, England
                                                                   office.

                                                                       Principal
                                        Position(s) Held               Occupation(s)
Name and Address                        with the Funds             During Past Five Years
----------------                        --------------             ----------------------
Donald W. Torey                         Trustee                    Age 42.  Since 1993, Director of GEIM and GEIC;
                                                                   Executive Vice President - Alternative Investments
                                                                   since 1997; Executive Vice President - Finance and
                                                                   Administration from 1993 to 1997; from 1989 until
                                                                   1993, Mr. Torey served as Manager - Mergers and
                                                                   Acquisitions Finance for GE and from 1988 until 1989,
                                                                   he served as Vice President - Private Placements of
                                                                   GEIC.


Thomas J. Szkutak                       Trustee and Chief          Age 38.  Chief Financial Officer of GEIC and GEIM
                                        Financial Officer          since June 1997; from 1988 to 1997, Mr. Szkutak has
                                                                   held assignments in the finance department of various
                                                                   divisions and subsidiaries of GE.

     While Trustees of the Funds who are employees of GE will serve as Trustees without compensation, each Fund will be required to reimburse GEIC for the portion of the remuneration such persons receive from GE which is reasonably allocable to the Fund. All Trustees are currently employees of GE. However no portion of the remuneration such persons receive from GE has been allocated to their service as Trustees of the Fund and GEIC does not anticipate that any such allocation will be made in the future. If a Trustee were not affiliated with GE, such Trustee would be compensated by the Fund in amounts approved by the other Trustees.

     GEIC investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Trustees' Compensation
(for the year ended December 31, 1998)


                           Total Compensation      Total Compensation from all Investment
Name of Trustee              from Each Fund          Companies Managed by GEIC OR GEIM*
---------------              --------------          ----------------------------------
Eugene K. Bolton                  None                         None

Michael J. Cosgrove               None                         None**

Alan M. Lewis                     None                         None**

Robert A. MacDougall              None                         None

John H. Myers                     None                         None

Ralph R. Layman                   None                         None

Donald W. Torey                   None                         None

Thomas J. Szkutak                 None                         None

----------
* As of December 31, 1998, each Trustee serves as a Trustee of [eight] investment companies advised by GEIC, including the Funds. Messrs. Cosgrove and Lewis also serve as Trustees of [three] investment companies advised by GEIM.

** Messrs. Cosgrove and Lewis are also considered to be interested persons of each investment company advised by GEIC or GEIM, as defined under Section 2(a)(19) of the 1940 Act, and accordingly, serve as Trustees thereof without compensation.

Investment Adviser and Unitholder Servicing Agent

     General Electric ("GE") is not a party to any Fund Agreement and does not sponsor any of the Funds. The Funds were formed at the request of the Elfun Society and GE does not guarantee performance or continued operation of the Funds, or encourage participation in the Funds.

     GEIC serves as the Funds' investment adviser and unitholder servicing agent. GEIC is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900. GEIC, which was formed under the laws of Delaware in 1977, is a wholly owned subsidiary of GE. GE provides the personnel and other resources necessary for GEIC to perform its obligations under the investment advisory agreements with the Funds. GE is a highly diversified conglomerate comprised of 12 global manufacturing and service sector businesses. GE's businesses include aircraft engines, appliances, capital services, lighting, medical systems, broadcasting, plastic manufacturing, power systems, electrical distribution and control systems, industrial control systems, information services and transportation systems.

     GEIC also serves as investment adviser to the General Electric Pension Trust and, under the General Electric Savings and Security Program, serves as investment adviser to the various investment portfolios for that Program, including the GE S&S Program Mutual Fund and the GE S&S Long Term Interest Fund.

     GEIC's principal officers serve in similar capacities with respect to GEIM, a sister company of GEIC wholly-owned by GE, which currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. GEIM has acted as the investment adviser to the GE Funds, currently consisting of seventeen portfolios, since their inception in 1993, and other institutional accounts, including the two portfolios of Financial Investors Trust since March 1997 and the investment portfolios of the GE Investments Funds, Inc., currently consisting of ten portfolios offered only to insurance companies that fund certain variable contracts since May, 1997. GEIM has also acted as an investment adviser to the [six] portfolios of the GE Lifestyle Funds, which invest exclusively in certain GE Funds since their inception in 1997 and GE Institutional Funds' thirteen portfolios since their inception in 1997.

     The investment professionals at GEIM and GEIC and their predecessors have managed GE's pension assets since 1927. GEIM and GEIC managed assets in excess of $78 billion as of December 31, 1998, of which more than $15 billion was invested in mutual fund assets.

GEIC Investment Advisory and Unitholder Servicing Agreements

     As each Fund's investment adviser, GEIC, subject to the supervision of the

Funds' Board of Trustees, manages the each Fund's portfolio in accordance with its investment objective(s) and stated policies, makes investment decisions for the Fund and places purchase and sales orders for the Fund's portfolio transactions. GEIC also serves as the Funds' untiholder servicing agent. As each Fund's servicing agent, GEIC is responsible for processing redemption requests, providing services which assist the Funds' transfer agent and responding to unitholder inquiries.

Investment Advisory Fees and Unitholder Servicing Agent Fees

     GEIC will receive, as the sole consideration for services as investment adviser, the reasonable costs, both direct and indirect, incurred in providing its services, including costs of office facilities and clerical help. The amounts paid to GEIC by the Funds for the reasonable costs incurred by it for providing services as adviser and administrator for the years ended December 31, 1998, 1997 and 1996 were as follows: Elfun Trusts--$[ ], $626,000 and $818,000;
the Global Fund--$[ ], $182,000 and $106,000; the Diversified Fund--$[ ], $93,000 and $62,000; the Tax-Exempt Fund--$[ ], $730,000 and $767,000; the
Income Fund--$[ ], $151,000 and $147,000; and the Money Market Fund--$[ ], $78,000 and $87,000.

     The amounts paid to GEIC by the Funds for the reasonable costs incurred by it for providing services as Unitholder Servicing Agent for the years ended December 31, 1998, 1997 and 1996 were as follows: Elfun Trusts--$[ ], $175,000 and $229,000; the Global Fund--$[ ], $53,000 and $70,000; the Diversified Fund--$[], $32,000 and $36,000; the Tax-Exempt Fund--$[ ], $85,000 and $141,000;
the Income Fund--$[ ], $47,000 and $80,000; and, the Money Market Fund--$[ ], $32,000 and $39,000.

     [WAIVERS/REIMBURSEMENTS]

Securities Activities of the Investment Manager

     Securities held by the Funds also may be held by other funds or separate accounts for which the GEIC or GEIM acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEIC or GEIM for one or more of their clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEIC or GEIM arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEIC or GEIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     On occasions when GEIC (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Funds as well as other funds or accounts for which GEIC acts as an investment adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEIC in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

Distributor

     GE Investment Distributors, Inc. (formerly named GE Investment Services Inc.), located at 777 Long Ridge Road, Building B, Stamford, Connecticut 06927, serves as distributor of the Funds' Units (the "Distributor") on a continuing best efforts basis. The Distributor, an indirect wholly-owned subsidiary of GE, also serves as distributor for the GE Funds, GE Institutional Funds, GE Lifestyle Funds and GE Investments Funds, Inc. Michael J. Cosgrove, a member of the Funds' Board of Trustees, is the Chairman of the Board, Chief Executive Officer and President of GE Investment Distributors, Inc.


Custodian, Transfer Agent and Dividend Paying Agent

     State Street Bank and Trust Company ("State Street") is located at 225 Franklin Street, Boston, Massachusetts 02101 and serves as custodian, transfer agent and dividend paying agent of the Funds' investments. As custodian, State Street is responsible for the safekeeping of securities and does not otherwise participate in investment policies or in the determination of investment decisions.

                   PURCHASE, REDEMPTION AND EXCHANGE OF UNITS

Purchase of Units

     Units of the Funds are sold to investors at the net asset value per unit next determined after receipt of an investment in good order by State Street Bank and Trust Company, the Funds' custodian and transfer agent. Purchase orders for Units of a Fund will be accepted by the Fund only on a day on which the Fund's net asset value is calculated. The Fund may in its discretion reject any order for the purchase of Units of a Fund. With respect to all purchases, dividends begin to accrue on the next business day following the receipt of the unitholder's check or funds.

     For unitholder convenience and in the interest of economy, the Funds no longer issue physical certificates representing Units in any Fund ("Certficate Units"). Ownership of Units is evidenced by Statements of Account representing Units issued in book-entry form ("Bookunits").

     Detailed information on how to purchase Units of a Fund is included in the Prospectus. For a description of the manner of calculating a Fund's net asset value, see "Net Asset Value" below in this SAI.

By Mail

     Investors can purchase Units of a Fund by sending a cash purchase application form and a check made payable to the applicable Fund in U.S. currency and drawn on a U.S. bank along with account information and instructions. Third-party checks or endorsed checks are not accepted by the Funds for payment of Units of the Fund. Except for Money Market Fund confirmations which are provided monthly, confirmations will be sent acknowledging each purchase daily. If the check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred. Checks are accepted subject to collection at full face value in U.S. funds and must be drawn on a U.S. bank.

By Wire Transfer

     Investors can purchase Units of a Fund by transferring funds by wire from the unitholder's bank account to the Fund. The unitholder's bank may charge a fee for this service. The Servicing Agent should be contacted concerning the details of wire transfers.

By Payroll Savings Plan

     An investor can purchase Units of a Fund (minimum of $25 per transaction) automatically on a regular basis by furnishing a completed Payroll Deduction Authorization Elfun Mutual Funds Form to their Servicing Agent. Statements of Account are sent on a quarterly basis to those who invest through payroll deductions.

Automatic Investment Plan

     Investors may arrange to make purchases of Units automatically on a monthly basis by electronic funds transfer (minimum of $25 per transaction) from the checking, NOW, bank money market deposit account or credit union account designated by the investor if their bank or credit union is a member of an automated clearing house or by preauthorized checks drawn on their bank or credit union account. Unitholders will receive written confirmation (for all Funds other than the Money Market Fund on a quarterly basis, and for the mOney Market Fund, on a monthly basis) for every transaction and a debit entry will appear on the bank or credit union statement. To make arrangements for automatic monthly investments, call the Funds at 1-800-242-0134 for further information. Investors may change the purchase amount or terminate this privilege at any time.

     The Funds may modify or terminate this privilege at any time or charge a service fee; however, no service fee is currently contemplated.

Subsequent Purchase of Units

     Investors may purchase additional Units of a Fund at any time in the manner outlined above. All payments should clearly indicate the investor's account number.

Redemption of Units

     Detailed information on how to redeem Units of a Fund is included in the Prospectus. The right of redemption of Units of a Fund may be suspended or the date of payment postponed as provided in the Prospectus.

     Units may be redeemed and their proceeds remitted to the unitholder or transferred to another Fund either by telephonic request or by mail. Units of a Fund may be redeemed on any day on which the Fund's net asset value is calculated. A duly executed redemption form received by mail will be effected at the net asset value per Unit next determined. If the unitholder has completed and returned a telephone redemption form, the unitholder may request that the proceeds be transferred by wire to the bank account specified in the form or transferred to another Fund. Telephonic redemption requests received before the close of trading on the NYSE (currently 4:00 p.m. New York time), the Units will be valued at the net asset value determined for the next business day.

     The value of each Unit on redemption may be more or less than the unitholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Dividends are earned through and including the date of receipt of the redemption request. For Federal income tax purposes, a redemption of Units (including a redemption and transfer to another Fund or a transfer to an Elfun IRA) may result in a unitholder realizing a taxable gain or loss. The Trustees of a Fund may suspend the unitholders' right of redemption or postpone the date of payment for any period during which (1) trading on the NYSE is closed for other than weekends and holidays or during which trading on the NYSE is restricted, (2) an emergency exists as a result of which disposal by the Fund of its investments is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) the SEC may by order permit for the protection of unitholders of the Fund.

     A unitholder of the Money Market Fund must maintain a minimum investment in the Fund of $500, so that care should be exercised to ensure that redemptions do not reduce the unitholder's investment below this minimum. If the unitholder's account balance is less than $500, the Fund may automatically redeem the Units in the account and remit the proceeds to the unitholder so long as the unitholder is given 30 days' prior written notice of the action. In addition, if the unitholder has checkwriting privileges, redemption of $100 or more may be made by writing a check either to the unitholder or to a third party.

Redemption by Mail

     Bookunits may be redeemed by mail by making a written request that (1) states the number of units or the specific dollar amount to be redeemed, (2) identifies the Fund from which the units are to be redeemed, (3) identifies the account number, and (4) is signed by each registered owner exactly as units are registered. Units represented by Certificate should be sent in for deposit into Bookunits.

     Redemptions will be made at the net asset value next computed after receipt of a written request less any redemption fee (not, however, to exceed 1%) as the Trustees may from time to time prescribe. At the present time, the Trustees do not contemplate instituting any redemption fee for redemption by mail. Unitholders will be notified in advance in the event that a fee for redemptions by mail is instituted. Names should be signed exactly as they appear on the Statement of Account or certificate.

     Signature guarantees are required for redemptions over $25,000. In addition, signature guarantees are required for each signature for requests to have redemption proceeds (1) mailed to an address other than the address of record, (2) paid to other than the unitholder, (3) wired to a bank other than the bank of record, or (4) mailed to an address that has been changed within 30 days of the redemption request. All signature guarantees must be guaranteed by a commercial bank, trust company, broker, dealer, credit union, national securities exchange or registered association, clearing agency, savings association or by Managers of Personnel Accounting of GE or their designated alternates. The Fund may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A request for redemption will not be deemed to have been submitted until the Fund receives all documents typically required to assure the safety of a particular account. The Fund may waive the signature guarantee on a redemption of $25,000 or less if it is able to verify the signatures of all registered owners from its accounts.

     If the account is a joint account, requests for redemption must be signed by each unitholder. The Fund may take up to seven days to mail the redemption proceeds, but will normally send the payment in less time. Dividends are earned through and including the date of receipt of the redemption request.

     Upon request of a unitholder redeeming Units by mail, the unitholder may request that the proceeds be transferred by wire to the unitholder's bank account (which has been previously identified in writing to the Servicing Agent or such request is signature guaranteed). The minimum amount that may be transferred by wire is $1,000 and there is a $10 fee. If no request for wire transfer is made, the proceeds will be mailed to the unitholder.

Redemption by Telephone

     Bookunits (not Certificate Units) of a Fund may be redeemed by telephone, although a unitholder first must complete and return to the Servicing Agent a form authorizing redemption of Bookunits by telephone. A telephone redemption form can be obtained from the Servicing Agent. Proceeds from a telephonic wire redemption request will be either transferred by wire to the unitholder's bank account (which has previously been identified in writing to the Servicing Agent) or by check to the unitholder's address of record or transferred to another Elfun Fund, as the unitholder directs. A single $10 charge will be assessed by the Fund in connection with each telephonic redemption wire request. The redemption proceeds will either be reduced by this charge or deducted from the balance of the account. There is no fee to redeem Units by telephone if the proceeds are transferred to another Fund or paid by check. If the account is registered jointly in the name of more than one unitholder, only one unitholder will be required to authorize redemption of Units by telephone, and the Servicing Agent will be entitled to act upon telephonic instructions of any unitholder of a joint account. Wire transfers will be made directly to the account specified by the unitholder if that bank is a member of the Federal Reserve System or to a correspondent bank if the bank holding the account is not a member. Fees on wire transfers may also be imposed by the bank and will be the responsibility of the unitholder. A Fund may modify or terminate the charge assessed with telephonic requests at any time.

     Except for Money Market Fund transactions, confirmations of the telephonic redemptions will be sent within seven days of the date of redemption. Wire transfer of fundds will be made within two business days following the telephonic request. Dividends will be earned through and including the date of receipt of the redemption request.

     Telephonic redemption requests may be difficult to implement in times of drastic economic or market changes. In the even unitholders of a Fund are unable to contact the Fund by telephone, unitholders should write to the Fund at its address set forth on the cover of thie Prospectus.

     By making a telephonic redemption request, a unitholder authorizes the Servicing Agent to act on the telephonic redemption instructions by any person representing himself or herself to be the unitholder and believed by the Servicing Agent to be genuine. The Fund and the Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and the Servicing Agent's records of such instructions will be binding. If the procedures, which include the use of a personal identification number ("PIN") system and the provision of written confirmation of transactions effected by telephone, were not employed by the Fund and the Servicing Agent, they could be subject to liability for any loss resulting from unauthorized or fraudulent instructions. As a result of compliance with this policy, if the Servicing Agent follows the procedures outlined above and has a good faith belief that the instructions it received were genuine, the unitholder will bear the risk of loss in the event of a fraudulent redemption transaction.

Automatic Withdrawal Plan

     The Automatic Withdrawal Plan ("Withdrawal Plan") permits investors in a Fund to request withdrawal of a specified dollar amount (minimum of $50) on a monthly, quarterly or annual basis. The entire amount of a payment automatically withdrawn pursuant to the Withdrawal Plan is taken from redemption of Units in the investor's account on the twenty-fifth day of each month (or prior to such date if the twenty-fifth is not a business day). Checks for the amount withdrawn are mailed or an electronic funds transfer (if requested by an investor) is processed on the following business day. The withdrawal amount will be "net " after deduction of any redemption fee should any redemption fee be imposed.

     Payments made under the Withdrawal Plan do not provide a guaranteed annuity. The minimum rate of withdrawal and minimum investment should not be regarded as recommendations of a Fund. Under any withdrawal plan, continued withdrawals in excess of dividends, distributions and increases in unrealized appreciation, if any, will eventually use up principal, particularly in a period of declining market prices. Unitholders will receive written confirmation of transactions pursuant to the Withdrawal Plan (for all Funds other than the Money Market Fund on a quarterly basis, and for the Money Market Fund on a monthly basis).

     A portion of the amount withdrawn may represent a taxable capital gain or loss to the unitholder, depending upon the unitholder's cost. Participation in the Withdrawal Plan may be terminated at any time without penalty upon written notice from the untiholder. The cost of administering the Withdrawal Plan is borne by each Fund as an expense of its unitholders. An application for and additional information about the Systematic Withdrawal Plan can be obtained from the Servicing Agent.

Involuntary Redemptions

     An account of a unitholder of a Fund that is reduced by redemptions, and not by reason of market fluctuations to a value of $500 or less may be redeemed by the Funds, but only after the unitholder has been given notice of at least 30 days in which to increase the balance in the account to more than $500.

Distributions In Kind

     If the Board of Trustees determines that it would be detrimental to the best interests of a Fund's unitholders to make a redemption payment wholly in cash, each Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GEIC to be readily marketable. Unitholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

Checkwriting Privileges

     A unitholder of the Money Market Fund may request in an application form or by letter sent to State Street Bank and Trust Company ("State Street" or the "Custodian") that he or she would like checkwriting privileges, which are provided at no cost to the unitholder. The Money Market Fund will provide redemption checks ("Checks") drawn on the unitholder's account. Checks will be sent only to the unitholder of the account and only to the address of record. The application or written request must be manually signed by the unitholder. Checks may be made payable to the order of any person in an amount of $100 or more. Dividends are earned until the Check clears. When a Check is presented to State Street for payment, State Street, as agent, will cause the Money Market Fund to redeem a sufficient number of Units in the unitholder's account to cover the amount of the Check. Unitholders generally will be subject to the same rules and regulations that State Street applies to checking accounts. Unless otherwise specified in writing to the Servicing Agent, only the signature of one unitholder of a joint account is required on Checks.

     Checks may not be written to redeem Units purchased by check until the earlier of (1) the date that good funds are credited to State Street by its correspondent bank or (2) 15 days from the date of receipt of the check utilized to purchase Units. If the amount of the Check is greater than the value of the Units in a unitholder's account, the Check will be returned marked "insufficient funds." Checks should not be used to close an account. Checks written on amounts subject to the hold described above will be returned marked "uncollected." If the Check does not clear, the unitholder will be responsible for any loss that the Money Market Fund or State Street incurs.

     The Fund may modify or terminate the checkwriting privilege at any time on 30 days' notice to participating unitholders. The checkwriting privilege is subject to State Street's rules and regulations and is governed by the Massachusetts Uniform Commercial Code. All notices with respect to Checks drawn on State Street must be given to State Street. Stop payment instructions may be given by calling 800-242-0134.

Exchange Privilege

     The exchange privilege described in the Prospectus enables a unitholder of a Fund to acquire Units in a Fund having a different investment objective and policies when the unitholder believes that a shift between Funds is an appropriate investment decision. Units of one Fund may be redeemed and their proceeds remitted to the unitholder or exchanged to any other Fund either by telephone request or by mail.

     The privilege is available to unitholders residing in any state in which Units of the Fund being acquired may legally be sold. Exchanges can only be made to an account with another Fund held by the unitholder in an identical name and manner. A portion of the amount exchanged may represent taxable capital gain or loss to the unitholder, depending on the unitholder's cost. Prior to exchange with another Fund, a unitholder must have a current prospectus for the Fund to which the proceeds are being exchanged. A Fund may, upon 60 days' prior written notice to the unitholders of a Fund, may materially modify or terminate the exchange privilege with respect to a Fund.

                                 NET ASSET VALUE

     With certain limited exception, each Fund's net asset value per Unit is calculated by GEIC or the Custodian on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's Units could be significantly affected.

     Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by a Fund's Board of Trustees. In carrying out the Board's valuation policies, GEIC may consult with one or more independent pricing services ("Pricing Service") retained by the Funds.

     Debt securities of U.S. issuers (other than Government Securities and short-term investments), including Municipal Obligations, are valued by a dealer or by a Pricing Service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for municipal bonds are obtained from a qualified municipal bond pricing service; prices represent the mean of the secondary market. When, in the judgment of the Pricing Service, quoted bid prices for investments of the Tax-Exempt Fund are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments of the Tax-Exempt Fund that are not regularly quoted are carried at fair value as determined by or under the direction of the Board of Trustees, which may involve the assistance of the Pricing Service. The procedures of the Pricing Service are reviewed periodically by GEIC under the general supervision and responsibility of the Board of Trustees of the Fund.

     Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     The valuation of the portfolio securities of the Money Market Fund is based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

     The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in "eligible securities" as defined in the rule, which are determined by GEIC to present minimal credit risks. Pursuant to the rule, GEIC has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per Unit as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GEIC may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per Unit based on amortized cost.

     The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per Unit net asset value based on amortized cost must be examined by the Fund's Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing unitholders of the Money Market Fund, the Board of Trustees must, in accordance with the rule, cause the Fund to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming Units in kind; or establishing a net asset value per Unit by using available market quotations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains are determined separately for each Fund. Dividends derived from net investment income and distributions of net realized long-and short-term capital gains paid by a Fund to a unitholder are automatically reinvested (at current net asset value) in additional Units of the Fund (which will be depositied in the unitholder's account) unless the unitholder instructs the Fund, by telephone or in writing, to pay all dividends and distributions in cash. A cash election remains in effect until the unitholder notifies the Fund by telephone or in writing to discontinue the election.

     If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the unitholder, the Fund may terminate the unitholder's election to receive dividends and distributions in cash. Thereafter, the unitholder's subsequent dividends and other distributions will be automatically reinvested in additional Units of the Fund until the unitholder notifies the Fund in writing his or her correct address and requests in writing that the election to receive dividends and other distributions in cash to be reinstated. Unitholders may contact the Servicing Agent for details concerning this election.

     Unitholders may elect to apply dividends and distributions to the purchase of Units in another Elfun Fund with which they have an account. The account with the other Elfun Fund must be held by the unitholder in the identical name and manner as the account held with the Fund.

     If a unitholder redeems all of his Units of the Tax-Exempt Fund, the Income Fund or the Money Market fund at any time during a month, all dividends to which the unitholder is entitled will be paid to the unitholder along with the proceeds of his redemption. Written confirmations relating to the automatic reinvestment of daily dividends are sent to unitholders within five days following the end of each quarter for the Tax-Exempt fund and the Income Fund, and within five days following the end of each month for the Money Market Fund.

     Distributions of any net realized long-term and short-term capital gains earned by a Fund are made annually. These dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. All expenses of the Money Market Fund are accrued daily and deducted before declaration of dividends to unitholders. Earnings of the Tax-Exempt Fund, the Income Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceeding the Saturday, Sunday or holiday.

     Each Fund will be subject to a 4% non-deductable excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of a Fund's untiholders, the Fund will declare and pay dividends of the Fund's net investment income and distributions of the Fund's net capital gains more frequently than stated above.

Tax Status of the Funds and their Unitholders

     Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their unitholders. The summary is not intended as a substitute for individual tax planning, and unitholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.

     Each Fund will be treated as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under the Code. If a Fund (1) is a regulated investment company and (2) distributes to its unitholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its unitholders. In addition, in order to avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year. Alternatively, Funds having a taxable year ending with November or December may elect to treat their taxable year end as the capital gains measuring period for excise tax purposes. One requirement for qualification as a regulated investment company is that each Fund must diversify its holdings so that, at the end of each quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(b)(4)(B) of the Code) that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

     Another requirement for qualification as a regulated investment company is that each Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities (including gains from related investments in foreign currencies) and income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies (the "90% Test").

     If for any taxable year a Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its unitholders). In such event, dividend distributions, including amounts derived from interest on tax-exempt obligations, would be taxable to unitholders to the extent of current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate unitholders.

     [Capital Loss Carryforward]

     Net investment income or capital gains earned by a Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Funds intend to operate so as to qualify for treaty-reduced rates of tax when applicable. In addition, if a Fund qualifies as a regulated investment company under the Code, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Funds may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its unitholders. The Global Fund anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund were to make an election an amount equal to the foreign income taxes paid by the Fund would be included in the income of its unitholders and the unitholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Trust will report to the unitholders of the Fund, in writing, the amount per Unit of foreign tax that must be included in each unitholder's gross income and the amount that will be available as a deduction or credit. No deduction for foreign taxes may be claimed by a unitholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     A Fund's transactions in options and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to unitholders of a Fund, (2) will require the Fund to "mark-to-market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above and in the Prospectus. The Funds seek to monitor transactions, seek to make the appropriate tax elections and seek to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     In order for the Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of the taxable year of the Tax-Exempt Fund, unitholders will be notified of the portion of the dividends paid that constitutes an exempt-interest dividend with respect to that taxable year. The percentage of total dividends paid by the Tax-Exempt Fund with respect to any taxable year that qualifies as Federal exempt-interest dividends will be the same for all unitholders receiving dividends from the Fund for that year.

     Interest on indebtedness incurred by a unitholder to purchase or carry Units of the Tax-Exempt Fund is not deductible for income tax purposes if the Fund distributes exempt-interest dividends during the unitholder's taxable year. In addition, if a unitholder of the Tax-Exempt Fund holds Units for six months or less, any loss on the sale or exchange of those Units will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Units.

     [The Tax-Exempt Fund's net investment income for dividend purposes consists of (i) interest accrued and discount earned on the Fund's assets, (ii) less amortization of market premium on such assets, accrued expenses directly attributable to the fund, and the general expenses (e.g., legal, accounting and trustees' fees, if any) of the Fund prorated to such Fund on the basis of its relative net assets. The Tax-Exempt Fund has elected to currently accrue market discount. Accrued market discount, net of allocable expenses, is distributed to unitholders, as taxable ordinary income dividends.]

     As a general rule, a unitholder's gain or loss on a sale or redemption of Units of a Fund will be a long-term capital gain or loss if the unitholder has held the Units for more than one year. The gain or loss will be a short-term capital gain or loss if the unitholder has held the Units for one year or less.

     Each Fund's net realized long-term capital gains are distributed as described in the Prospectus. The distributions ("capital gain dividends"), if any, are taxable to a unitholder of a Fund as long-term capital gains, regardless of how long a unitholder has held the Units, and will be designated as capital gain dividends in a written notice mailed by the Trust to the unitholders of the Fund after the close of the Fund's prior taxable year. If a unitholder receives a capital gain dividend with respect to any Unit of a Fund, and if the Unit is sold before it has been held by the unitholder for six months or less, then any loss on the sale or exchange of the Unit, to the extent of the capital gain dividend, will be treated as a long-term capital loss. This rule will apply to a sale of Units of the Tax-Exempt Fund only to the extent the loss is not disallowed under the provision described above. Investors considering buying Units of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.

     If a unitholder of a Fund fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the unitholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions from the Fund and (2) the proceeds of any redemptions of Units of the Fund (other than the Money Market Fund). An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

     Statements as to the tax status of each unitholder's dividends and distributions are mailed annually. Unitholders will also receive, as appropriate, various written notices after the close of their Fund's taxable year regarding the tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its unitholders during the preceding taxable year, including the amount of dividends that represents interest derived from Government Securities.

                             THE FUNDS' PERFORMANCE

     As noted in the Prospectus, from time to time, a Fund's performance may be quoted, in terms of a Fund's yield and/or total return, in reports or other communications to unitholders of the Fund or in advertising material. Additional information regarding the manner in which performance figures are calculated is provided below.

Yield for the Money Market Fund

     The Money Market Fund may, from time to time, include the yield and effective yield of the Money Market Fund in advertisements or reports to unitholders or prospective investors. "Current yield" will be based upon the income that a hypothetical investment in the Fund would earn over a states seven-day period. This amount would then be "annualized," which means the amount of income generated over that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Fund's "effective yield" will be calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield would be slightly higher than the current yield because of the compounding effect of this presumed reinvestment.

     The yield for the Money Market Fund is computed by (1) determining the net change in the value of a hypothetical preexisting account in the Fund having a balance of one

Unit at the beginning of a seven-calendar-day period for which yield is to be quoted, (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Units purchased with dividends declared on the original Unit and any such additional Units less a hypothetical charge reflecting deductions from unitholder accounts, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Money Market Fund may calculate a compound effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

     The seven-day current yield and effective seven-day yield as of December 31, 1998 were [ ]% and [ ]%, respectively. [Had GEIC not absorbed a portion of the Money Market Fund's expenses, the Fund's seven-day yield and effective seven-day yield as of December 31, 1998 would have been lower.]

Yield for Other Funds

     The Income Fund may, from time to time, advertise a 30-day "yield" and the Tax-Exempt Fund may advertise an "equivalent taxable yield." The 30-day yield figure of a Fund described in the Prospectus is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:



                             Yield = 2[(a-b + 1)6-1]
                                        ---
                                        cd
Where:

     a =  dividends and interest earned during the period.

     b =  expenses accrued for the period (net of reimbursement).

     c = the average daily number of Units outstanding during the period that were entitled to receive dividends.

     d =  the maximum offering price per Unit on the last day of the period.

     For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     The Tax-Exempt Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

     Investors should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Fund from the continuous sale of its Units will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

     Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in Units of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Unitholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.

     The 30-day yield for the period ended December 31, 1998 for Units of the Tax-Exempt Fund and the Income Fund were as follows: [ ]% and [ ]%, respectively.

     [Had GEIC not absorbed a portion of the above Funds' expenses, these Funds' 30-day yield for the period ended December 31, 1998 would have been lower.]

     The equivalent taxable yield of the Tax-Exempt Fund demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield. The Tax-Exempt Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Thus, the equivalent taxable yield of the Tax-Exempt Fund will always exceed the yield. Assuming an effective tax rate of 39.6%, for the 30-day period ended December 31, 1998, the equivalent taxable yield of the Tax-Exempt Fund was []%. [Had GEIC not absorbed a portion of the Fund's expenses, assuming an effective tax rate of 39.6%, the equivalent taxable yield of the Tax-Exempt Fund for the indicated 30-day period would have been lower.]

Average Annual Total Return

     From time to time, the Funds may advertise an "average annual total return," which represents the average annual compounded rates of return over one-, five- and ten-year periods, or over the life of the Fund (as stated in the advertisement). This total return figure shows an average percentage change in value of an investment in the Funds from the beginning date of the measuring period to the ending date of the period. The figure reflects changes in the price of Units and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested. When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the periods might have been greater or less than the average for the entire period.

     The "average annual total return" figures of a Fund described in the Prospectus, will be computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                           P(1 + T)n = ERV

Where P    =    a hypothetical initial payment of $1,000;
      T    =    average annual total return;
      n    =    number of years; and
      ERV  =    Ending Redeemable Value of a hypothetical $1,000
                     investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

     The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

     Based on the above formula, the average annual total return figures for the one-, five- and 10-year periods (if applicable) ended December 31, 1998 were as follows: Elfun Trusts - [ ]%, [ ]% and [ ]%; the Global Fund - [ ]% and [ ]%; the Diversified Fund - [ ]% and [ ]%; the Tax-Exempt Fund - [ ]%, [ ]% and [ ]%; the Income Fund - [ ]%, [ ]% and [ ]%; and the Money Market Fund - [ ]% and
[ ]%.


     The Funds may compare their average annual total returns to the returns of the following securities market indices. The Standard & Poor's ("S&P") Composite Index of 500 stocks (S&P 500 Index), Morgan Stanley Capital International World Index (MSCI World), Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Municipal Bond Index (LBMI) and the Lehman Brothers 10-Year Municipal Index are unmanaged indexes and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The MSCI World Index is a composite of 1,561 stocks in companies from 22 countries representing the European, Pacific Basin and American regions. LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LBMI is a composite of investment grade, fixed rate municipal bonds and is considered to be representative of the municipal bond market. The Lehman Brothers 10-Year Municipal Index is comprised of 8,987 bonds with a nominal maturity from eight years up to, but not including, 12 years. The results shown for the foregoing indexes assume the reinvestment of net dividends.

Actual Annual Total Return

     The Funds also may advertise the actual annual and annualized total return performance data for various periods of time, which may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data because the latter reflects compounding of return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance.

Aggregate Total Return

     The Funds may use "aggregate total return" figures in advertisements, which represent the cumulative change in value of an investment in Units of a Fund for a specific period, and which reflects changes in the Fund's Unit price and reinvestment of dividends and distributions. Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Aggregate total return data reflects compounding over a longer period of time than does annual total return data, and therefore aggregate total return will be higher.

     The "aggregate total return" figures of a Fund described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and will be computed by the following formula:

                           Aggregate Total Return = ERV - P
                                                    -------
                                                        P

Where P    =   a hypothetical initial payment of $1,000; and
      ERV  =   Ending Redeemable Value of a hypothetical $1,000
                        investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Distribution Rate

     Each Fund may advertise its distribution rate and/or effective distribution rate. A Fund's distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance.

     A Fund's distribution rate measures dividends distributed for a specified period. A Fund's distribution rate is computed by dividing the most recent monthly distribution per Unit annualized by the current net asset value per Unit. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using the standardized formula described above. In contrast, the distribution rate is based on the Fund's last monthly distribution, which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Comparative Performance Information

     In addition to the comparative performance information included in the Prospectus and otherwise quoted in sales and advertising materials, each Fund may compare the Fund's performance with (a) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (b) various unmanaged indices, including the Russell Index, S&P 500 Index, and the Dow Jones Industrial Average or (c) other appropriate indices of investment securities or with data developed by GEIC derived from those indices.

     Performance information also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today. These ranking services or publications may compare a Fund's performance to, or rank it within, a universe of mutual funds with investment objectives and policies similar, but not necessarily identical, to that of the Funds. Such comparisons or rankings are made on the basis of several factors, including the size of the Fund, objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

                            [PRINCIPAL STOCKHOLDERS]

     [As of March 31, 1999, no person owned of record or to the knowledge of any Fund, beneficially owned more than 5% of the outstanding Units of any Fund. As of that same date, the current Trustees and officers of the Funds as a group owned of record Units representing less than 1% of the total outstanding Units of each Fund.]

                     FUND HISTORY AND ADDITIONAL INFORMATION

     Each of the Funds is a separate, diversified open-end management investment company registered under the 1940 Act. Elfun Trusts was organized as a common law trust in the State of New York on May 27, 1935. The Elfun Global Fund, the Elfun Income Fund, the Elfun Tax-Exempt Fund, the Elfun Diversified Fund and the Elfun Money Market Fund werre organized as common law trusts in the State of Connecticut on May 15, 1987, December 22, 1982, March 14, 1977, June 1, 1987 and July 15, 1989, respectively. The Prospectus and this

SAI omit certain information contained in the Registration Statement that the Funds have filed with the SEC under the Securities Act of 1933 and the 1940 Act and reference is made to the Registration Statement for further information with respect to the Funds. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

     There are no material pending legal proceedings to which any Fund or GEIC is a party or of which property of any Fund or GEIC is subject.

     The Trustees may at any time, in their absolute discretion, terminate a Fund, in whole or in part, and cause to be paid to the unitholders or their assignees the net asset value of the Units held by them, the net asset value to be determined as of a date fixed by the Trustees and specified in the notice of termination delivered to the unitholders or their assignees. In addition, the Trustees may, in order to preserve the status of the Fund as an "employees' securities company" under the 1940 Act, require the redemption of the Units of any unitholders if they are individuals or entities whose interest in the Fund would cause the Fund to lose such status. In this case there will be paid to such individuals or entities the net asset value of the Units registered in their names, calculated as of the date determination was made that the redemption of Units was necessary for the preservation of the status of the Fund. In case of any termination, the Trustees will, at the same time, direct the unitholders or their assignees to surrender to the Unitholder Servicing Agent any certificates they hold evidencing their ownership of Certificate Units and thereafter the Trustees will be discharged from all further obligations as to the unitholders.

     Unitholder Liability. Although each Fund is offering only its own Units, it is possible that a Fund might become liable for a misstatement in the Prospectus about another Fund. The Trustees have considered this factor in approving the use of a single combined Prospectus.

     Unitholder Rights and Voting. Each Fund issues one class of Units. Unitholders have no voting rights except with respect to amendments to the Fund agreement affecting the unitholders' rights and with respect to changes in their Fund's fundamental policies or as may otherwise be required under the 1940 Act. There are no preemptive, subscription or conversion rights. The Funds do not hold annual unitholder meetings, but will call meetings when changes in the fundamental policies or investment restrictions of the Funds are to be voted upon, or as otherwise required by the 1940 Act.

     Counsel. None

     Independent Accountants. [ ] serves as the Funds' independent accountants.

                              FINANCIAL STATEMENTS

     The December 31, 1998 Annual Report, which either accompanies this Statement of Additional Information or has previously been provided to the person to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the letter to unitholders included therein. The Funds will furnish, without charge, a copy of the Annual Report, upon request to the Funds at 3003 Summer Street, P.O. Box 120074, Stamford, CT 06912-0074, (800) 242-0134.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

     The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

     Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

     Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

     Thompson BankWatch Inc. employs the rating TBW-1 to indicate issues having a very high degree of likelihood of timely payment. TBW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TBW-1. While the rating TBW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TBW-4; this rating is regarded as non-investment grade and, therefore, speculative.

     Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

Description of S&P Corporate Bond Ratings

     AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

     BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody's Corporate Bond Ratings

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

     AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

     General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

     BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

     General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

     Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

     BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C -- The rating C is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

     Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                ELFUN GLOBAL FUND

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits


    (a)        Fund Agreement, dated May 15, 1987, as amended July 1, 1989*

    (b)        By-Laws*

    (c)        Inapplicable

    (d) Investment Advisory Agreement dated May 15, 1987, between the Fund and General Electric Investment Corporation*

    (e) Distribution Agreement dated February 10, 1994 between the Fund and GE Investment Services Inc.*

    (f)        Inapplicable

    (g) Custodian Contract with State Street Bank and Trust Company dated as of July 1, 1989*

    (h) Transfer Agency Agreement with State Street Bank and Trust Company dated as of February 10, 1994*

    (i) Opinion of counsel, including consent (incorporated by reference to the Fund's Registration Statement on Form N-1A (33-15071), Exhibit F, filed on June 22, 1987)*

    (j)        Consent of Independent Auditors**

    (k)        Inapplicable

    (l)        Inapplicable

    (m) Servicing Agreement dated as of March 13, 1992 between the Fund and General Electric Investment Corporation*

    (n)        Financial Data Schedule**

    (o)        Inapplicable
----------
*    Previously filed
**   To be filed by amendment

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          See Item 26

Item 25.  Indemnification

     Registrant shall indemnify any officer, director, shareholder or employee made party to any proceeding (other than an action by or in the right of the corporation) against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred provided that (1) such person, and the person whose legal representative he is, was successful on the merits in the defense of the proceeding, or (2) it shall be concluded as provided by applicable Connecticut statutes that such person, and the person whose legal representative he is, acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant, or, in the case of a person serving as a fiduciary of an employee benefit plan or trust, either in the best interests of the corporation or in the best interests of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust and, with respect to any criminal action or proceeding, that he had no reasonable cause to believe his conduct was unlawful, or (3) the court, on application as provided by applicable Connecticut statutes, shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Registrant or of another enterprise, which he serves or served at the request of the Registrant, the Registrant shall only indemnify such person after the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. Registrant shall also, in accordance with applicable Connecticut statutes, indemnify any person made a party to any proceeding, by or in the right of the Registrant, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Registrant. Any payments to be made by Registrant for indemnification shall be made only in accordance with the procedures outlined by applicable Connecticut statutory authority.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Fund by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Reference is made to "About the Investment Adviser" in the Prospectus forming Part A and "Management of the Funds" in the Statement of Additional Information forming Part B, of this Registration Statement.

     The list required by this Item 26 of officers and directors of General Electric Investment Corporation ("GEIC"), the Funds' investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by GEIC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-13003).

Item 27.  Principal Underwriters

     (a) GE Investment Distributors, Inc. ("GEID") also serves as distributor for Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund, Elfun Money Market Fund, Elfun Trusts, GE Funds, GE Institutional Funds, GE Lifestyle Funds and GE Investments Funds, Inc., all of which are registered open-end investment companies.

     (b) The information required by this Item 27, with respect to each director and officer of GEID is incorporated by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

     (c) Inapplicable.

Item 28.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder, are maintained at the offices of: Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; State Street Bank and Trust Company ("State Street"); Registrant's distributor, located at 777 Long Ridge Road, Building B, Stamford, CT 06927; Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services, Inc., a subsidiary of State Street, located at P.O. Box 419631, Kansas City, Missouri 64141-6631.

Item 29.  Management Services

          Inapplicable.

Item 30.  Undertakings

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, covering fiscal year 1998, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on the 25th day of February, 1999.


                                                     By: /s/ JOHN H. MYERS
                                                        ------------------------
                                                         John H. Myers
                                                         Chief Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title                               Date
---------                                          -----                               ----

/s/ JOHN H. MYERS
-----------------------------
John H. Myers                         Trustee and Chief Executive Officer       February 25, 1999

/s/ EUGENE K. BOLTON
-----------------------------
Eugene K. Bolton                                  Trustee                       February 25, 1999

/s/ MICHAEL J. COSGROVE
-----------------------------
Michael J. Cosgrove                               Trustee                       February 25, 1999

/s/ RALPH R. LAYMAN
-----------------------------
Ralph R. Layman                        Trustee and Portfolio Manager            February 25, 1999

/s/ ALAN M. LEWIS
-----------------------------
Alan M. Lewis                              Trustee and Secretary                February 25, 1999

/s/ ROBERT A. MACDOUGALL
-----------------------------
Robert A. MacDougall                              Trustee                       February 25, 1999

/s/ THOMAS J. SZKUTAK
-----------------------------
Thomas J. Szkutak                     Trustee and Chief Financial Officer       February 25, 1999

/s/ DONALD W. TOREY
-----------------------------
Donald W. Torey                                   Trustee                       February 25, 1999

                                  EXHIBIT INDEX


Exhibit No.       Description of Exhibit                     Numbered Page

(a)               Trust Agreement*                                 --

(b)               By-Laws*                                         --

(c)               Inapplicable                                     --

(d)               Investment Advisory Agreement*                   --

(e)               Distribution Agreement, as amended*              --

(f)               Inapplicable                                     --

(g)               Custodian Contract*                              --

(h)               Transfer Agency Agreement*                       --

(i)               Opinion of Counsel*                              --

(j)               Consent of Independent Auditors**                --

(k)               Inapplicable                                     --

(l)               Inapplicable                                     --

(m)               Servicing Agreement*                             --

(n)               Financial Data Schedule**                        --

(o)               Inapplicable                                     --
----------
*   Previously filed
**  To be filed by amendment